LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Touchstone Contract Owner:

Thank you for owning a Touchstone variable annuity. We are pleased to provide you with this update of the investment activity and performance of the Touchstone Variable Series Trust for the six months ended June 30, 2000.

LOOKING BACK

After finishing 1999 in record territory, most major U.S. stock market indices surrendered ground in the first half of 2000 in the face of concern over inflation pressures and higher interest rates. Internationally, stock market results were mixed, with major indices declining overall. Fixed-income markets meanwhile rallied on signs of economic moderation. Movements in the various financial markets came as the Federal Reserve continued to tighten financial market conditions by hiking the Federal Funds interest rate 100 basis points.

THE VALUE OF PROFESSIONAL MANAGEMENT

As noted above, the year so far has been a challenging one for investors. The investment outlook has been difficult to ascertain amid sometimes conflicting indicators of economic growth and market conditions. That is why we strive to provide outstanding long-term professional investment management through the investment options offered in your Touchstone variable annuity contract. We carefully select managers whose resources, skills and commitment to excellence we believe to rank among the best in their respective investment disciplines. These professionals bring experience and expertise to bear on your behalf every day. We believe that our exclusive lineup of retail and institutional money managers offers you the best of both worlds. That is a considerable advantage, especially in uncertain investment times.

YOUR NEWEST OPTION

We are proud to offer you a new investment option in your Touchstone variable annuity contract. The Deutsche VIT Equity 500 Index Fund became available for investment effective May 1, 2000. Managed by Bankers Trust Company, the fund seeks to match, as closely as possible (before expenses), the performance of the S&P 500 Index. The fund invests primarily in common stocks of companies that apprise the S&P 500, which emphasizes large U.S. companies. Bankers Trust is a premier index investment manager and this new option offers you the opportunity to share in the growth potential of some of America's premier companies.

LOOKING AHEAD

The Federal Reserve continues to seek to cool the U.S. economy to a sustainable growth level where supply and demand are balanced and inflation thereby held in check. Advancing technology, improved productivity, higher energy prices, tight labor markets and heightened business competition worldwide are just some of the factors at work in the present investment climate. Regardless of what the future holds, companies that can perform on their own merits will most likely be the ones offering the best opportunities. As they assess the forces that drive the financial markets, our managers will remain steadfastly focused on identifying the opportunities and the companies capable of succeeding in any economic environment. Their overriding goal, as well as ours, is to deliver superior long-term performance.

Thank you again for the opportunity to work on your behalf. We appreciate your continued confidence in Touchstone and, as always, pledge every effort to continue to merit your trust.



Sincerely,




/s/ Jill T. McGruder


Jill T. McGruder
President and Chief Executive Officer
Touchstone Family of Funds and Variable Annuities


P.S. Allow me to again call your attention to our enhanced presence on the web at www.touchstonefunds.com. We continue to add improvements to make it more convenient and useful for you. Your comments are valued.

Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio, and distributed by Touchstone Securities, Inc.* For a prospectus containing more information, including all fees and expenses, call 800.669.2796. read the prospectus carefully before investing or sending money.

*Member NASD/SIPC

TOUCHSTONE SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 97.1%
  BEVERAGES, FOOD & TOBACCO - 2.3%
    9,000  Hain Celestial Group Inc.*       $   330,188
--------------------------------------------------------
  COMMERCIAL SERVICES - 4.1%
    5,400  Advance Paradigm*                    110,700
   10,400  Meta Group Inc*                      203,450
   25,600  Provant*                             140,001
   11,000  Workflow Management*                 130,625
--------------------------------------------------------
                                                584,776
--------------------------------------------------------
  COMMUNICATIONS - 15.7%
   11,800  Applied Signal Technology            136,438
    5,000  C-COR.net*                           135,000
   30,000  Comdial*                             133,125
   13,500  Comtech Telecommunications*          222,750
   22,000  Corsair Communications*              632,500
    9,300  Harmonic Inc*                        230,175
    6,700  Hello Direct*                         79,563
   20,000  Performance Technologies*            170,000
    6,300  ViaSat*                              341,775
    5,000  XETA*                                155,938
--------------------------------------------------------
                                              2,237,264
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 12.1%
    6,500  Aladdin Knowledge Systems*           102,781
   30,000  Applix*                              232,500
    3,000  Barra Inc.*                          148,688
    7,000  Bluestone Software*                  179,813
    5,000  FileNet*                              91,563
    5,000  Hall Kinion & Assoc. Inc*            166,563
   94,000  Learn2.com*                          185,067
    4,000  Serena Software Inc*                 181,625
    9,600  Take-Two Interactive Software*       116,400
    4,150  Tumbleweed Communications*           211,131
    6,000  Unify*                                51,375
   23,900  ZapMe!*                               65,725
--------------------------------------------------------
                                              1,733,231
--------------------------------------------------------
  COMPUTERS & INFORMATION - 14.4%
   21,000  Advanced Digital Information*        334,688
    4,500  Cybex Computer Products*             190,125
    6,600  Datalink*                             98,588
   30,000  Dot Hill Systems*                    330,000
    2,300  Emulex Corp*                         151,081
    5,200  Mercury Computer Systems*            168,025
    4,600  ScanSource*                          178,825
   21,280  Troy Group*                          316,540
    6,000  Xircom*                              285,000
--------------------------------------------------------
                                              2,052,872
--------------------------------------------------------
  ELECTRICAL EQUIPMENT - 3.2%
    3,200  DSP Group Inc.*                      179,200
    7,000  MKS Instruments Inc.*                273,875
--------------------------------------------------------
                                                453,075
--------------------------------------------------------
  ELECTRONICS - 17.2%
    5,500  Actel*                               250,938
    6,400  Alliance Semiconductor*              157,200
   10,000  Anadigics*                           340,625
   14,400  Finisar*                             377,100


                                                Value
   Shares                                      (Note 1)

  ELECTRONICS - 17.2% - Continued
   24,100  Hauppauge Digital*               $   233,467
    7,200  Parlex*                              303,300
   31,000  Ramtron International*               608,375
    4,600  Telcom Semiconductor*                184,288
--------------------------------------------------------
                                              2,455,293
--------------------------------------------------------
  FINANCIAL SERVICES - 0.3%
    1,500  BlackRock*                            43,500
--------------------------------------------------------
  HEALTH CARE PROVIDERS - 1.0%
    2,400  Express Scripts, Class A*            149,100
--------------------------------------------------------
  HUMAN RESOURCES - 0.9%
    5,700  Avert Inc*                           130,388
--------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 0.9%
   10,000  Zomax*                               130,625
--------------------------------------------------------
  INSURANCE - 0.3%
    9,000  GAINSCO                               45,000
--------------------------------------------------------
  MEDICAL SUPPLIES - 14.5%
   10,000  Excel Technology*                    503,125
    6,000  ICU Medical*                         158,250
    8,400  II-VI*                               406,350
   31,000  LaserSight*                          118,182
    5,400  Molecular Devices*                   373,613
   14,850  North American Scientific*           266,372
    5,100  Zoll Medical Corporation*            249,900
--------------------------------------------------------
                                              2,075,792
--------------------------------------------------------
  OIL & GAS - 3.0%
    4,500  Marine Drilling Companies*           126,000
    2,100  Pride International*                  51,975
    8,800  Swift Energy*                        249,700
--------------------------------------------------------
                                                427,675
--------------------------------------------------------
  PHARMACEUTICALS - 3.1%
    6,500  Guilford Pharmaceuticals*             97,906
    4,500  Invitrogen*                          338,414
--------------------------------------------------------
                                                436,320
--------------------------------------------------------
  TELEPHONE SYSTEMS - 4.1%
   17,800  Audiovox, Class A*                   392,713
    7,700  Hector Communications*               101,063
    7,000  Hickory Tech                          85,313
--------------------------------------------------------
                                                579,089
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $12,580,490)                          $13,864,188
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 97.1%
(COST $12,580,490) (a)                      $13,864,188
CASH AND OTHER ASSETS
NET OF LIABILITIES - 2.9%                       411,805
NET ASSETS - 100.0%                         $14,275,993
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $12,580,490, resulting in gross unrealized appreciation and depreciation of $3,467,290 and $2,183,592, respectively, and net unrealized appreciation of $1,283,698.


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 92.5%
  ADVERTISING - 0.6%
    5,900  Advo*                            $   247,800
--------------------------------------------------------
  AUTOMOTIVE - 0.1%
    6,200  Exide                                 49,600
--------------------------------------------------------
  BANKING - 2.8%
    1,800  Commerce Bancorp NJ                   82,800
   14,900  Dime Bancorp                         234,675
   38,500  East West Bancorp Inc.               553,438
   15,300  Golden State Bancorp*                275,400
--------------------------------------------------------
                                              1,146,313
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.2%
    5,100  Ralcorp Holdings*                     62,475
--------------------------------------------------------
  BUILDING MATERIALS - 1.0%
   24,900  Dal-Tile International*              205,425
    5,300  Martin Marietta Materials            214,319
--------------------------------------------------------
                                                419,744
--------------------------------------------------------
  COMMERCIAL SERVICES - 15.1%
   15,100  Administaff*                         958,850
   10,300  A.C. Nielson*                        226,600
   15,000  Career Education*                    727,500
   21,000  DeVry*                               555,188
    8,400  Diamond Technology Partners*         739,200
   24,600  Forrester Research*                1,791,188
   18,800  Media Metrix*                        478,225
   31,300  Stericycle*                          751,200
    6,800  Wallace Computer Services             67,150
--------------------------------------------------------
                                              6,295,101
--------------------------------------------------------
  COMMUNICATIONS - 9.8%
   31,100  Advanced Fibre Communications*     1,409,219
    7,400  Belden                               189,625
    2,400  Cable Design Technologies*            80,400
    9,600  Carrier Access*                      507,600
    1,000  Commscope*                            41,000
    7,300  Ditech Communications*               690,306
    8,700  Powerwave Technologies*              382,800
   13,600  Tut Systems*                         780,300
--------------------------------------------------------
                                              4,081,250
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 5.7%
   15,500  Natural MicroSystems*              1,742,781
   21,000  Scientific Learning*                 464,625
   19,200  Ziff-Davis (ZDNet)*                  172,800
--------------------------------------------------------
                                              2,380,206
--------------------------------------------------------
  COMPUTERS & INFORMATION - 0.5%
   10,300  Gerber Scientific                    118,450
   13,200  Unova*                                96,525
--------------------------------------------------------
                                                214,975
--------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.7%
   20,400  Magnetek*                            163,200
    9,400  Ucar International*                  122,788
--------------------------------------------------------
                                                285,988
--------------------------------------------------------
  ELECTRONICS - 3.9%
    2,400  Benchmark Electronics Inc.*           87,750
    3,600  PerkinElmer                          238,050
   26,700  SmartForce, ADR*                   1,281,600
--------------------------------------------------------
                                              1,607,400
--------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  FINANCIAL SERVICES - 3.0%
   34,400  Bedford Property Investors       $   638,550
   23,700  Mack-Cali Realty Corp                608,794
--------------------------------------------------------
                                              1,247,344
--------------------------------------------------------
  FOOD RETAILERS - 0.3%
   15,100  Pantry (The)*                        139,675
--------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.3%
    8,915  Albany International*                129,268
--------------------------------------------------------
  HEALTH CARE PROVIDERS - 7.6%
   76,600  Hooper Holmes                        612,800
   17,510  Laboratory Corporation
           of America Holdings*               1,350,459
   16,400  Syncor International*              1,180,800
--------------------------------------------------------
                                              3,144,059
--------------------------------------------------------
  HEAVY CONSTRUCTION - 0.3%
   12,200  Foster Wheeler                       105,225
--------------------------------------------------------
  HEAVY MACHINERY - 0.2%
    3,100  Cuno Incorporated*                    71,688
--------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.4%
    3,800  Herman Miller                         98,325
    6,000  LA-Z-Boy Chair                        84,000
--------------------------------------------------------
                                                182,325
--------------------------------------------------------
  HOUSEHOLD PRODUCTS - 1.2%
    8,000  Snap-on                              213,000
    5,400  Rayovac Corp*                        120,825
    7,000  Tupperware                           154,000
--------------------------------------------------------
                                                487,825
--------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 0.8%
    2,300  Carlisle Companies                   103,500
    5,600  Roper Industries                     143,500
    8,400  Scitex*                               92,925
--------------------------------------------------------
                                                339,925
--------------------------------------------------------
  INSURANCE - 1.3%
   17,100  HCC Insurance Holdings               322,763
    7,650  HSB Group                            238,106
--------------------------------------------------------
                                                560,869
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 7.1%
   16,000  American Tower Systems, Class A*     667,000
    5,200  Central Newspapers, Class A          328,900
    8,600  Hollinger International              117,175
   34,200  Information Holdings*              1,265,400
   53,700  Sinclair Broadcast Group, Class A*   590,700
--------------------------------------------------------
                                              2,969,175
--------------------------------------------------------
  MEDICAL SUPPLIES - 8.3%
   39,100  Advanced Neuromodulation
           Systems*                             654,925
   20,000  Aradigm*                             350,000
    4,500  Arthocare*                           239,625
   22,400  Biosite Diagnostics*               1,079,400
   24,500  Varian*                            1,130,063
--------------------------------------------------------
                                              3,454,013
--------------------------------------------------------
  METALS - 0.8%
    8,300  Harsco                               211,650
    9,700  Ryerson Tull                         100,638
--------------------------------------------------------
                                                312,288
--------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE EMERGING GROWTH FUND
--------------------------------------------------------------------------------

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - Continued
  OIL & GAS - 13.2%
    4,500  Equitable Resources              $   217,125
   34,200  Hanover Compressor*                1,299,600
   13,900  Helmerich & Payne                    519,513
    4,200  Nabors Industries*                   174,563
   33,400  Newpark Resources*                   315,213
   25,000  R&B Falcon*                          589,063
   60,100  Santa Fe Snyder*                     683,630
   10,700  Stolt Comex Seaway*                  151,138
   54,000  Superior Energy Services*            560,250
   42,976  Varco International Inc.*            999,192
--------------------------------------------------------
                                              5,509,287
--------------------------------------------------------
  PHARMACEUTICALS - 5.2%
   16,700  Albany Molecular Research*           909,106
   15,100  ILEX Oncology*                       532,275
   17,100  Titan Pharmaceuticals*               735,300
--------------------------------------------------------
                                              2,176,681
--------------------------------------------------------
  REAL ESTATE - 0.4%
    7,700  Prentiss Properties Trust, REIT      184,800
--------------------------------------------------------
  RESTAURANTS - 0.3%
    4,200  CEC Entertainment*                   107,625
--------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  RETAILERS - 0.5%
    4,750  BJ's Wholesale Club*             $   156,750
   11,800  Enesco Group                          56,050
--------------------------------------------------------
                                                212,800
--------------------------------------------------------
  TEXTILES, CLOTHING & FABRICS - 0.6%
   20,600  Unifi*                               254,925
--------------------------------------------------------
  TRANSPORTATION - 0.3%
   13,400  Fritz Companies*                     138,188
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $25,748,645)                          $38,518,837
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 92.5%
(COST $25,748,645) (a)                      $38,518,837
CASH AND OTHER ASSETS
NET OF LIABILITIES - 7.5%                     3,123,725
NET ASSETS - 100.0%                         $41,642,562
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $25,748,645, resulting in gross unrealized appreciation and depreciation of $15,358,603 and $2,588,411, respectively, and net unrealized appreciation of $12,770,192.
     ADR  - American Depository Receipt
     REIT - Real Estate Investment Trust


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.8%
  AUSTRALIA - 2.0%
   11,522  Broken Hill Proprietary          $   136,103
   45,100  Cable & Wireless Optus*              134,332
   14,595  Lend Lease                           186,003
   10,262  News Corporation Limited (The)       141,167
   24,937  Westpac Banking                      179,724
--------------------------------------------------------
                                                777,329
--------------------------------------------------------
  FINLAND - 3.4%
   15,803  Nokia Oyj                            808,181
    6,888  Sonera Group                         314,693
    7,972  UPM-Kymmene                          198,318
--------------------------------------------------------
                                              1,321,192
--------------------------------------------------------
  FRANCE - 17.0%
   10,743  Alcatel                              706,161
       11  Aventis                                  805
    2,869  AXA                                  452,935
    9,460  Banque Nationale de Paris            912,374
    1,397  Canal Plus                           235,250
    1,047  Cap Gemini SA-New*                   184,826
    3,196  Groupe Danone                        425,053
    2,564  Pinault-Printemps-Redoute            570,868
    6,477  Renault                              294,986
   12,774  STMicroelectronics*                  806,663
    1,710  Suez Lyonnaise Des Eaux-Dumex        300,229
    7,349  Total Fina, B                      1,129,263
    5,929  Vivendi                              524,457
--------------------------------------------------------
                                              6,543,870
--------------------------------------------------------
  GERMANY - 9.0%
    4,571  Bayerische Vereinsbank               297,838
   14,328  Deutsche Bank                      1,184,460
    2,325  Deutsche Telekom                     132,584
    4,551  E.On                                 223,816
    2,189  Muenchener Rueckversicherungs-
           Gasellschaft                         696,400
    6,121  Preussag                             197,952
    1,677  SAP                                  247,743
    3,292  Siemens                              496,091
--------------------------------------------------------
                                              3,476,884
--------------------------------------------------------
  GREAT BRITAIN - 13.3%
   47,935  BP Amoco                             459,995
   32,789  British Telecommunications           423,835
   16,799  Glaxo Wellcome                       489,978
   47,946  Legal & General Group                112,122
   27,466  Lloyds TSB Group                     259,413
   34,427  Marconi                              448,135
   13,115  Peninsular and Oriental Steam
           Navigation                           112,356
   11,868  Reuters Group                        202,448
   70,195  Shell Transport & Trading            585,953
   36,102  SmithKline Beecham                   472,670
  333,554  Vodafone Group                     1,347,996
   14,150  WPP Group                            206,678
--------------------------------------------------------
                                              5,121,579
--------------------------------------------------------
  HONG KONG - 0.0%
       57  Sunevision Holdings*                      46
--------------------------------------------------------




                                                Value
   Shares                                      (Note 1)

  ITALY - 4.5%
   19,405  Assicurazione Generali           $   667,473
   33,430  Concessioni e Costruzioni
           Autostrade                           248,850
   26,429  Istituto Bancario San Paolo
           di Torino                            469,585
   87,235  Tecnost*                             331,362
--------------------------------------------------------
                                              1,717,270
--------------------------------------------------------
  JAPAN - 29.1%
   10,000  Ajinomoto                            128,229
   19,000  Bank of Tokyo                        229,483
    3,000  Bridgestone                           63,502
    5,000  Canon                                248,916
    8,000  Chugai Pharmaceutical                151,235
    7,000  Dai Nippon Printing                  123,355
   11,000  Daikin Industries                    255,657
    9,000  Daiwa Securities                     118,801
       47  DDI                                  452,008
    9,000  Denso                                218,933
    1,200  Fanuc                                122,082
   14,000  Fuji Bank Limited (The)              106,393
    3,839  Fuji Photo Film                      157,093
       10  Fuji Television Network              156,515
    2,000  Fujisawa Pharmaceutical               80,898
    8,000  Fujitsu                              276,824
   12,000  Fukuyama Transporting                 75,240
    6,400  Hitachi Credit                       173,185
    8,000  Hitachi                              115,406
    6,000  House Foods                           92,778
    2,900  ITO Yokado                           174,448
   14,000  Kaneka                               154,309
    3,000  Kao                                   91,646
   11,000  Kirin Brewery                        137,422
   52,000  Kubota                               188,761
    2,100  Kyocera                              356,204
    7,000  Marui                                133,981
    1,000  Matsushita Communication
           Industrial                           116,726
   10,000  Matsushita Electric                  259,287
   13,000  Mitsubishi                           117,547
   19,500  Mitsui Chemicals                     136,239
    1,000  Murata Manufacturing                 143,504
    6,000  NEC                                  188,384
   11,000  Nikko Securities Co. (The)           108,901
      600  Nintendo                             105,223
    9,000  Nippon Meat Packers                  131,529
       23  Nippon Telegraph & Telephone         305,770
    3,900  Nissin Food Products                  99,283
       16  NTT Data                             164,435
       12  NTT Mobile Communication
           Network                              324,722
    5,000  Olympus Optical                       89,619
    6,000  Omron                                162,927
    2,100  Orix                                 309,872
    2,000  Pioneer Corp                          77,880
      600  Rohm Company                         175,372
   23,000  Sakura Bank                          158,957


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - Continued
  JAPAN  - Continued
    8,000  Sanwa Bank (The)                 $    63,813
    1,000  Secom                                 73,072
    1,000  Seven-Eleven Japan                    83,632
    4,000  Shin-Etsu Chemical                   202,904
      900  SMC                                  169,291
      100  Softbank                              13,577
      600  Softbank, New*                        89,383
    1,200  Sony                                 112,012
   19,000  Sumitomo Bank                        232,887
   25,000  Sumitomo Chemical                    150,387
    7,000  Sumitomo Electric Industries         119,989
   19,000  Sumitomo Trust & Banking             135,254
    2,000  Taisho Pharmaceutical                 71,658
    4,000  Takara Shuzo Company Ltd.             99,755
    2,000  Takeda Chemical Industries           131,246
      400  TDK                                   57,477
    3,000  Terumo                               101,546
    6,000  Tokio Marine & Fire Insurance         69,244
    6,000  Tokyo Broadcasting System            259,099
    2,400  Tokyo Electric Power                  58,495
   18,000  Toshiba                              203,149
    5,000  Tostem                                81,558
   10,000  Toyota Motor                         455,403
    1,500  WORLD                                 66,642
    8,000  Yakult Honsha                        106,279
    3,000  Yamanouchi Pharmaceutical            163,775
    3,000  Yamato Transport                      74,533
--------------------------------------------------------
                                             11,205,541
--------------------------------------------------------
  MEXICO - 0.0%
       75  Cemex SA de CV, ADR                    1,742
--------------------------------------------------------
  NETHERLANDS - 8.1%
    4,621  Akzo Nobel                           196,751
    7,917  Fortis                               230,961
   10,002  Ing Groep                            677,550
    9,899  Koninklijke Ahold                    292,002
    4,148  Koninklijke KPN                      185,939
    2,390  Koninklijke Numico                   113,652
    2,213  KPN*                                       0
   19,036  Philips Electronics                  899,754
    5,135  United Pan Europe Communications*    134,572
    3,971  Verenigde Nederlandse                205,550
   15,735  World Online International*          189,696
--------------------------------------------------------
                                              3,126,427
--------------------------------------------------------
  PORTUGAL - 0.5%
   18,350  Portugal Telecom                     206,472
        1  PT Multimedia - Servicos
           de Tele-comunicaceous
           e Multimedia SGPS*                        50
--------------------------------------------------------
                                                206,522
--------------------------------------------------------



                                                Value
   Shares                                      (Note 1)

  SPAIN - 2.8%
   36,420  Banco Santander
           Central Hispano                  $   385,056
   32,401  Telefonica *                         697,529
--------------------------------------------------------
                                              1,082,585
--------------------------------------------------------
  SWEDEN - 2.4%
   30,129  Ericsson LM-B                        597,784
   12,943  Skandia Forsakrings                  342,890
--------------------------------------------------------
                                                940,674
--------------------------------------------------------
  SWITZERLAND - 5.6%
    2,312  ABB                                  277,216
       36  Givaudan*                             10,976
      118  Nestle                               236,594
      243  Novartis                             385,601
       38  Roche Holding                        370,572
    3,518  Union Bank of Switzerland            516,336
      734  Zurich Allied                        363,304
--------------------------------------------------------
                                              2,160,599
--------------------------------------------------------
  TAIWAN - 0.3%
    2,560  Taiwan Semiconductor
           Manufacturing, ADR*                   99,200
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $35,262,049)                          $37,781,460
--------------------------------------------------------
PREFERRED STOCKS - 0.8%
  GERMANY - 0.8%
    1,593  SAP, Preferred                   $   294,929
--------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $240,906)                             $   294,929
--------------------------------------------------------
WARRANTS - 0.0%
  FRANCE - 0.0%
    1,059  Banque Nationale
           de Paris, Warrants*              $     5,472
--------------------------------------------------------
TOTAL WARRANTS (COST $0)                    $     5,472
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 98.8%
(COST $35,502,955) (a)                      $38,081,861
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.2%                       448,439
NET ASSETS - 100.0%                         $38,530,300
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $35,502,955, resulting in gross unrealized appreciation and depreciation of $5,145,471 and $2,566,565, respectively, and net unrealized appreciation of $2,578,906.
     ADR  - American Depository Receipt


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
Schedule of Investments continued




Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of June 30, 2000 was as follows:

  Industry                                   Percentage
  Sector                                     Net Assets

Banking                                        15.1%
Communications                                  9.6%
Telephone Systems                               8.8%
Electronics                                     6.9%
Pharmaceuticals                                 6.0%
Electrical Equipment                            5.9%
Oil & Gas                                       5.7%
Commercial Services                             5.4%
Insurance                                       5.0%
Beverages, Food & Tobacco                       3.8%
Financial Services                              3.2%
Media - Broadcasting & Publishing               3.1%
Chemicals                                       2.6%
Automotive                                      2.5%
Retailers                                       2.5%
Multiple Utilities                              2.3%
Heavy Machinery                                 2.3%
Computer Software & Processing                  1.9%
Transportation                                  1.8%
Food Retailers                                  1.1%
Entertainment & Leisure                         0.9%
Advertising                                     0.5%
Forest Products & Paper                         0.5%
Mining                                          0.3%
Industrial - Diversified                        0.3%
Medical Supplies                                0.3%
Metals                                          0.2%
Textiles, Clothing & Fabrics                    0.2%
Electric Utilities                              0.1%
Building Materials                              0.0%
Other Assets in Excess of Liabilities           1.2%
------------------------------------------------------
                                             100.00%
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

TOUCHSTONE INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)


  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

CORPORATE DEBT - 42.8%
  AEROSPACE & DEFENSE - 1.3%
$ 500,000  Pacific Aerospace
           & Electronics    11.25% 08/01/05 $   280,000
--------------------------------------------------------
  COMMUNICATIONS - 16.6%
  500,000  Charter
           Communications
           Holdings         8.625% 04/01/09     439,375
  550,000  Global Crossing
           Holdings Ltd.    9.125% 11/15/06     526,625
  750,000  McLeod
           USA Inc.         8.125% 02/15/09     676,875
  750,000  Netia Holdings,
           Series B, 144A  13.125% 06/15/09     712,500
  700,000  Nextel Com-
           munications      9.375% 11/15/09     668,500
  200,000  Northeast Optic
           Network          12.75% 08/15/08     191,000
  500,000  United Pan-
           Europe Com-
           munications      11.25% 11/01/09     440,000
--------------------------------------------------------
                                              3,654,875
--------------------------------------------------------
  ELECTRIC UTILITIES - 2.2%
  500,000  AES Corporation
           (The)             9.50% 06/01/09     490,000
--------------------------------------------------------
  FOREST PRODUCTS & PAPER - 2.2%
  500,000  Riverwood
           International    10.25% 04/01/06     480,000
--------------------------------------------------------
  HEALTH CARE PROVIDERS - 3.1%
  750,000  Tenet
           Healthcare
           Corp             8.125% 12/01/08     686,250
--------------------------------------------------------
  HEAVY MACHINERY - 4.4%
  700,000  Generac
           Portable
           Products         11.25% 07/01/06     560,000
  750,000  Pentacon,
           Series B         12.25% 04/01/09     412,500
--------------------------------------------------------
                                                972,500
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 3.1%
  750,000  Classic Cable    10.50% 03/01/10     691,875
--------------------------------------------------------
  OIL & GAS - 2.3%
  500,000  Western Gas
           Resources        10.00% 06/15/09     516,250
--------------------------------------------------------
  TELEPHONE SYSTEMS - 7.6%
  350,000  Exodus
           Communications,
           144A            11.625% 07/15/10     351,750
  500,000  Level 3
           Communications,
           144A             11.00% 03/15/08     495,000
  500,000  Metromedia
           Fiber Network    10.00% 12/15/09     492,500


  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

  TELEPHONE SYSTEMS - Continued
$ 350,000  Winstar
           Communications,
           144A             12.50% 04/15/08 $   343,000
--------------------------------------------------------
                                              1,682,250
--------------------------------------------------------
TOTAL CORPORATE DEBT
(COST $10,328,097)                          $ 9,454,000
--------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 41.8%
  ARGENTINA - 3.4%
$ 834,000  Republic of
           Argentina        11.75% 06/15/15 $   754,770
--------------------------------------------------------
  BRAZIL - 9.0%
1,200,000  Republic of
           Brazil          11.625% 04/15/04   1,212,000
1,000,000  Republic of
           Brazil, Brady
           Bond, FRB        7.375% 04/15/24     790,000
--------------------------------------------------------
                                              2,002,000
--------------------------------------------------------
  BULGARIA - 3.6%
1,000,000  Government of
           Bulgaria, Series A,
           Brady Bond,
           FRB              7.063% 07/28/24     790,000
--------------------------------------------------------
  COLOMBIA - 2.7%
  750,000  Republic of
           Colombia          9.75% 04/23/09     588,750
--------------------------------------------------------
  MEXICO - 8.1%
  950,000  United Mexican
           States          10.375% 02/17/09   1,007,000
  750,000  United Mexican
           States           9.875% 02/01/10     776,250
--------------------------------------------------------
                                              1,783,250
--------------------------------------------------------
  PERU - 1.4%
  500,000  Republic of Peru,
           Brady Bond,
           FLIRB, VRB        3.75% 03/07/17     302,500
--------------------------------------------------------
  PHILIPPINE ISLANDS - 4.9%
  500,000  Republic of
           Philippines     10.625% 03/16/25     427,500
  800,000  Republic of
           Philippines      9.875% 01/15/19     654,000
--------------------------------------------------------
                                              1,081,500
--------------------------------------------------------
  RUSSIA - 3.0%
  850,000  Russian
           Federation,
           Euro-Dollar       8.75% 07/24/05     656,022
--------------------------------------------------------
  TURKEY - 3.5%
  750,000  Republic of
           Turkey           11.75% 06/15/10     766,875
--------------------------------------------------------
  VENEZUELA - 2.2%
  750,000  Venezuela         9.25% 09/15/27     494,063
--------------------------------------------------------
TOTAL GOVERNMENT OBLIGATIONS
(COST $8,798,844)                           $ 9,219,730
--------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE INCOME OPPORTUNITY FUND
--------------------------------------------------------------------------------
Schedule of Investments continued



  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

WARRANTS - 0.1%
  TELEPHONE SYSTEMS - 0.1%
$     400  Loral Space &
           Communications,
           Warrants*         0.00%          $     1,600
      300  Primus Tele-
           communications
           Group,
           Warrants*         0.00%                9,224
--------------------------------------------------------
                                                 10,824
--------------------------------------------------------
TOTAL WARRANTS (COST $0)                    $    10,824
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 84.7%
(COST $19,126,941) (a)                      $18,684,554
CASH AND OTHER ASSETS
NET OF LIABILITIES - 15.3%                    3,383,213
NET ASSETS - 100.0%                         $22,067,767
--------------------------------------------------------


Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $19,126,941, resulting in gross unrealized appreciation and depreciation of $834,099 and $1,276,486, respectively, and net unrealized depreciation of $442,387.
     144A - Security exempt from registration under Rule 144A of the Securities
          Act of 1933. The security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
     Brady Bond - U.S. dollar denominated bonds of developing countries that were exchanged, in a restructuring, for commercial bank loans in default. The bonds are collateralized by U.S. Treasury zero-coupon bonds to ensure principal.
     Euro-Dollar - Bonds issued offshore that pay interest and principal in U.S.
          dollars.
     FLIRB - Front-Load Interest Reduction Bonds
     FRB  - Floating Rate Bond
     VRB  - Variable Rate Bond

TOUCHSTONE HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)


  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

CONVERTIBLE DEBT - 3.1%
  HEALTH CARE PROVIDERS - 1.8%
$ 425,000  Omnicare          5.00% 12/01/07 $   285,813
--------------------------------------------------------
  LODGING - 1.3%
  250,000  Hilton Hotels,
           Convertible       5.00% 05/15/06     197,500
--------------------------------------------------------
TOTAL CONVERTIBLE DEBT
(COST $500,107)                             $   483,313
--------------------------------------------------------
CORPORATE DEBT - 94.0%
  AEROSPACE & DEFENSE - 0.3%
$  50,000  BE Aerospace     9.875% 02/01/06 $    47,500
--------------------------------------------------------
  AUTOMOTIVE - 4.8%
  500,000  Accuride,
           Series B          9.25% 02/01/08     420,000
  250,000  Federal-Mogul    7.375% 01/15/06     181,814
  150,000  Navistar
           International,
           Series B          8.00% 02/01/08     137,625
--------------------------------------------------------
                                                739,439
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 1.4%
  250,000  Dole Food        6.375% 10/01/05     209,453
--------------------------------------------------------
  CHEMICALS - 3.2%
  500,000  Lyondell
           Chemical,
           Series B         9.875% 05/01/07     493,750
--------------------------------------------------------
  COMMERCIAL SERVICES - 6.9%
  500,000  Allied Waste
           North America    10.00% 08/01/09     417,500
  500,000  Rural/Metro      7.875% 03/15/08     210,000
  500,000  United Rentals,
           Series B          8.80% 08/15/08     440,000
--------------------------------------------------------
                                              1,067,500
--------------------------------------------------------
  COMMUNICATIONS - 10.0%
  500,000  Charter
           Communications
           Holdings         8.625% 04/01/09     439,375
   40,000  Crown Castle
           International
           Towers           10.75% 08/01/11      40,550
  250,000  Nextel Com-
           munications      9.375% 11/15/09     238,750
  500,000  Pinnacle
           Holdings,
           Step Bond (b)     0.00% 03/15/08     345,000
  500,000  Williams
           Communications
           Group           10.875% 10/01/09     488,750
--------------------------------------------------------
                                              1,552,425
--------------------------------------------------------
  COSMETICS & PERSONAL CARE - 1.2%
  250,000  Revlon
           Consumer
           Products          9.00% 11/01/06     180,000
--------------------------------------------------------
  ELECTRIC UTILITIES - 3.0%
  500,000  AES               8.50% 11/01/07     456,250
--------------------------------------------------------


  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

  ELECTRICAL EQUIPMENT - 2.6%
$ 500,000  Integrated
           Electrical
           Services,
           Series B         9.375% 02/01/09 $   405,000
--------------------------------------------------------
  ELECTRONICS - 1.6%
  250,000  Flextronics
           International,
           144A             9.875% 07/01/10     254,375
--------------------------------------------------------
  FINANCIAL SERVICES - 2.0%
  295,000  Orion Power
           Holdings, 144A   12.00% 05/01/10     305,325
--------------------------------------------------------
  FOOD RETAILERS - 4.4%
  500,000  Marsh
           Supermarkets,
           Series B         8.875% 08/01/07     465,000
  250,000  Stater Brothers
           Holdings         10.75% 08/15/06     220,000
--------------------------------------------------------
                                                685,000
--------------------------------------------------------
  FOREST PRODUCTS & PAPER - 8.7%
  500,000  Delta Mills,
           Series B         9.625% 09/01/07     420,000
  500,000  Republic Group    9.50% 07/15/08     415,000
  500,000  Tembec Finance,
           Yankee Dollar    9.875% 09/30/05     502,500
--------------------------------------------------------
                                              1,337,500
--------------------------------------------------------
  HEALTH CARE PROVIDERS - 4.5%
  200,000  Columbia/HCA
           Healthcare        7.00% 07/01/07     177,060
  500,000  LifePoint
           Hospitals
           Holdings,
           Series B         10.75% 05/15/09     515,000
--------------------------------------------------------
                                                692,060
--------------------------------------------------------
  HEAVY MACHINERY - 0.2%
   30,000  AGCO              8.50% 03/15/06      27,563
--------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 2.3%
  200,000  Armstrong
           World             6.35% 08/15/03     176,178
  200,000  Kaufman &
           Broad Home        7.75% 10/15/04     181,000
--------------------------------------------------------
                                                357,178
--------------------------------------------------------
  HOUSING - 3.0%
  500,000  Champion
           Enterprises,
           144A             7.625% 05/15/09     455,552
--------------------------------------------------------
  INSURANCE - 2.7%
  500,000  Willis Corroon    9.00% 02/01/09     420,000
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 11.0%
  250,000  Alliance Atlantis
           Communications,
           Yankee Dollar    13.00% 12/15/09     256,250
  500,000  American Lawyer
           Media, Series B   9.75% 12/15/07     456,250


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE HIGH YIELD FUND
--------------------------------------------------------------------------------
Schedule of Investments continued



  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

CORPORATE DEBT - Continued
  MEDIA - BROADCASTING & PUBLISHING - Continued
$ 500,000  Chancellor
           Media             9.00% 10/01/08 $   515,000
  500,000  Susquehanna
           Media             8.50% 05/15/09     475,000
--------------------------------------------------------
                                              1,702,500
--------------------------------------------------------
  OIL & GAS - 9.9%
  500,000  HS Resources      9.25% 11/15/06     486,250
  100,000  Husky Oil         8.90% 08/15/28      94,089
  400,000  Pioneer Natural
           Resources        9.625% 04/01/10     413,052
  500,000  RBF Finance     11.375% 03/15/09     542,500
--------------------------------------------------------
                                              1,535,891
--------------------------------------------------------
  RESTAURANTS - 2.2%
  500,000  Advantica
           Restaurant
           Group            11.25% 01/15/08     335,000
--------------------------------------------------------
  TRANSPORTATION - 2.0%
  350,000  Stena,
           Yankee Dollar     8.75% 06/15/07     305,375
--------------------------------------------------------


  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

  TELEPHONE SYSTEMS - 6.1%
$ 500,000  Level 3 Com-
           munications      9.125% 05/01/08 $   448,750
  350,000  Primus Telecom-
           munications
           Group            11.25% 01/15/09     273,000
  250,000  Sprint Capital   6.875% 11/15/28     216,270
--------------------------------------------------------
                                                938,020
--------------------------------------------------------
TOTAL CORPORATE DEBT
(COST $15,778,994)                          $14,502,656
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 97.1%
(COST $16,279,101) (a)                      $14,985,969
CASH AND OTHER ASSETS
NET OF LIABILITIES - 2.9%                       449,356
NET ASSETS - 100.0%                         $15,435,325
--------------------------------------------------------

Notes to the Schedule of Investments:

     (a) The aggregate identified cost for federal income tax purposes is $16,279,101, resulting in gross unrealized appreciation and depreciation of $92,167 and $1,385,299, respectively, and net unrealized depreciation of $1,293,132.
     (b) Step coupon bond, zero coupon until 03/15/2003; 10.00% thereafter. 144A - Securities restricted for resale to qualified institutional buyers with registration rights.
     Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VALUE PLUS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)


                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 95.1%
  ADVERTISING - 1.7%
    2,725  Interpublic Group
           of Companies (The)               $   117,175
--------------------------------------------------------
  AEROSPACE & DEFENSE - 1.5%
    3,050  Honeywell International              102,747
--------------------------------------------------------
  AUTOMOTIVE - 2.1%
    2,975  Magna International, Class A         140,569
--------------------------------------------------------
  BANKING - 6.1%
    1,875  Chase Manhattan                       86,367
    2,987  Citigroup                            179,967
    5,025  North Fork Bancorporation             76,003
    3,800  US Bancorp                            73,150
--------------------------------------------------------
                                                415,487
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 5.0%
    2,975  McCormick & Company                   96,688
    3,975  Pepsico                              176,639
    3,300  Ralston-Ralston Purina Group          65,794
--------------------------------------------------------
                                               339,121
--------------------------------------------------------
  BUILDING MATERIALS - 1.8%
    6,725  Masco                                121,470
--------------------------------------------------------
  CHEMICALS - 1.4%
    2,100  Du Pont (E.I.) De Nemours             91,875
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 5.7%
    6,500  Ceridian*                            156,406
    2,575  Computer Associates International    131,808
    2,545  Compuware*                            26,404
    1,425  First Data                            70,716
--------------------------------------------------------
                                                385,334
--------------------------------------------------------
  COMPUTERS & INFORMATION - 12.5%
    3,800  Gateway*                             215,650
    1,450  Hewlett-Packard                      181,069
    1,450  International Business Machines      158,866
    2,575  Lexmark International Group,
           Class A*                             173,169
    1,300  Sun Microsystems*                    118,219
--------------------------------------------------------
                                                846,973
--------------------------------------------------------
  ELECTRIC UTILITIES - 3.1%
    3,500  Alliant Energy                        91,000
    5,500  CMS Energy                           121,688
--------------------------------------------------------
                                                212,688
--------------------------------------------------------
  ELECTRICAL EQUIPMENT - 3.3%
      553  Agilent Technologies*                 40,784
    1,800  Emerson Electric                     108,675
    1,100  Nortel Networks Corp                  75,075
--------------------------------------------------------
                                                224,534
--------------------------------------------------------
  ELECTRONICS - 4.9%
    1,925  Intel                                257,348
      800  Applied Materials*                    72,500
--------------------------------------------------------
                                                329,848
--------------------------------------------------------
  FINANCIAL SERVICES - 4.4%
    2,525  Federal National Mortgage
           Association                          131,773
    4,550  SLM Holding                          170,341
--------------------------------------------------------
                                                302,114
--------------------------------------------------------
  FOOD RETAILERS - 1.5%
    3,077  Albertson's                          102,310
--------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  FOREST PRODUCTS & PAPER - 1.8%
    4,775  Mead                             $   120,569
--------------------------------------------------------
  HEALTH CARE PROVIDERS - 0.2%
    1,900  Manor Care*                           13,300
--------------------------------------------------------
  HEAVY MACHINERY - 1.2%
    2,075  Ingersoll-Rand                        83,519
--------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 1.1%
    1,375  General Electric                      72,875
--------------------------------------------------------
  HOUSEHOLD PRODUCTS - 3.4%
    4,075  Kimberly-Clark                       233,803
--------------------------------------------------------
  INSURANCE - 3.4%
    1,925  AXA Financial                         65,450
    3,175  Reliastar Financial                  166,489
--------------------------------------------------------
                                                231,939
--------------------------------------------------------
  MEDICAL SUPPLIES - 2.5%
    2,400  Baxter International                 168,750
--------------------------------------------------------
  OIL & GAS - 9.6%
    6,300  Conoco, Class A                      138,600
    1,673  Exxon Mobil                          131,331
    1,600  Schlumberger                         119,400
    3,150  Tosco                                 89,184
    1,929  Transocean Sedco Forex               103,081
    1,700  Williams Companies (The)              70,869
--------------------------------------------------------
                                                652,465
--------------------------------------------------------
  PHARMACEUTICALS - 7.6%
    3,225  Abbott Laboratories                  143,712
    1,950  Cardinal Health                      144,300
    1,650  Merck                                126,431
    2,000  Schering-Plough                      101,000
--------------------------------------------------------
                                                515,443
--------------------------------------------------------
  RETAILERS - 1.8%
    1,950  Federated Department Stores*          65,813
    9,725  Office Depot*                         60,781
--------------------------------------------------------
                                                126,594
--------------------------------------------------------
  TELEPHONE SYSTEMS - 6.9%
    1,600  Alltel                                99,100
    1,775  Bell Atlantic                         90,192
    2,900  Broadwing*                            75,219
    2,775  SBC Communications                   120,019
    1,700  Sprint                                86,700
--------------------------------------------------------
                                                471,230
--------------------------------------------------------
  TRANSPORTATION - 0.6%
    1,750  US Freightways                        42,984
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $6,515,938)                           $ 6,465,716
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 95.1%
(COST $6,515,938) (A)                       $ 6,465,716
CASH AND OTHER ASSETS
NET OF LIABILITIES - 4.9%                       332,611
NET ASSETS - 100.0%                         $ 6,798,327
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $6,515,938, resulting in gross unrealized appreciation and depreciation of $793,628 and $843,850 respectively, and net unrealized depreciation of $50,222.



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)


                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 96.1%
  AEROSPACE & DEFENSE - 6.3%
   24,500  Boeing                           $ 1,024,406
   49,200  Lockheed Martin                    1,220,775
    9,300  Northrop Grumman                     616,125
   16,100  Rockwell International               507,150
--------------------------------------------------------
                                              3,368,456
--------------------------------------------------------
  BANKING - 12.0%
   17,600  Bank of America                      756,800
   19,900  Bank One                             528,594
   13,500  Chase Manhattan                      621,844
   37,000  Citigroup                          2,229,250
   23,200  FleetBoston Financial                788,800
   21,200  PNC Bank                             993,750
   25,300  US Bancorp                           487,025
--------------------------------------------------------
                                              6,406,063
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 3.8%
   15,700  Diageo, ADR                          558,331
   33,500  Pepsico                            1,488,656
--------------------------------------------------------
                                              2,046,987
--------------------------------------------------------
  CHEMICALS - 3.0%
   15,101  Du Pont (E.I.) De Nemours            660,669
   18,463  Pharmacia                            954,306
--------------------------------------------------------
                                              1,614,975
--------------------------------------------------------
  COMMERCIAL SERVICES - 1.8%
   25,100  Unicom                               971,056
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 4.1%
   25,900  Cadence Design Systems*              527,713
   23,800  Computer Associates International  1,218,263
   28,500  Unisys*                              415,031
--------------------------------------------------------
                                              2,161,007
--------------------------------------------------------
  COMPUTERS & INFORMATION - 2.2%
   36,500  Compaq Computer                      933,031
    9,500  Diebold  Inc.                        264,813
--------------------------------------------------------
                                              1,197,844
--------------------------------------------------------
  COSMETICS & PERSONAL CARE - 2.8%
   17,500  Avon Products                        778,750
   15,400  Clorox                               690,113
--------------------------------------------------------
                                              1,468,863
--------------------------------------------------------
  ELECTRIC UTILITIES - 3.4%
   12,000  FPL Group                            594,000
   10,500  PECO Energy                          423,281
   14,200  PG & E                               349,675
   12,732  ScottishPower, ADR                   425,726
--------------------------------------------------------
                                              1,792,682
--------------------------------------------------------
  ELECTRICAL EQUIPMENT - 2.4%
    8,100  Eaton                                542,700
   12,500  Emerson Electric                     754,688
--------------------------------------------------------
                                              1,297,388
--------------------------------------------------------
  ELECTRONICS - 3.2%
   23,600  Koninklijke (Royal) Philips
           Electronics (NY Reg.)              1,121,000
    6,600  Micron Technology*                   581,213
--------------------------------------------------------
                                              1,702,213
--------------------------------------------------------
  ENTERTAINMENT & LEISURE - 1.0%
   13,800  Walt Disney Company (The)            535,613
--------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  FINANCIAL SERVICES - 4.5%
   19,600  Federal National Mortgage
           Association                      $ 1,022,875
    2,600  J.P. Morgan                          286,325
    5,400  Lehman Brothers Holdings             510,638
    6,700  Morgan Stanley Dean Witter           557,775
--------------------------------------------------------
                                              2,377,613
--------------------------------------------------------
  FOOD RETAILERS - 0.7%
   10,526  Albertson's                          349,990
--------------------------------------------------------
  HEAVY MACHINERY - 1.4%
   21,100  Parker Hannifin                      722,675
--------------------------------------------------------
  HOUSEHOLD PRODUCTS - 1.2%
   18,700  Rohm & Haas                          645,150
--------------------------------------------------------
  INSURANCE - 6.8%
    9,500  American International Group       1,116,250
   25,700  Lincoln National                     928,413
    7,400  Marsh & McLennan Companies           772,838
   24,400  St. Paul Companies (The)             832,650
--------------------------------------------------------
                                              3,650,151
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.9%
   19,000  McGraw-Hill Companies (The)        1,026,000
--------------------------------------------------------
  MEDICAL SUPPLIES - 1.3%
   23,600  Becton Dickinson & Company           677,025
--------------------------------------------------------
  METALS - 1.3%
   23,600  Alcoa                                684,400
--------------------------------------------------------
  OIL & GAS - 14.0%
   16,400  Burlington Resources                 627,300
   20,900  Conoco, Class A                      459,800
   33,121  Exxon Mobil                        2,599,999
   14,200  Royal Dutch Petroleum                874,188
    8,000  Schlumberger                         597,000
   13,044  Total Fina S.A., ADR               1,001,942
   17,100  Texaco                               910,575
    8,900  Williams Companies (The)             371,019
--------------------------------------------------------
                                              7,441,823
--------------------------------------------------------
  PHARMACEUTICALS - 2.8%
   15,900  Abbott Laboratories                  708,544
   13,200  Bristol-Myers Squibb                 768,900
--------------------------------------------------------
                                              1,477,444
--------------------------------------------------------
  RETAILERS - 1.2%
   11,300  Target                               655,400
--------------------------------------------------------
  TELEPHONE SYSTEMS - 11.6%
   36,400  AT&T                               1,151,150
   27,900  Bell Atlantic                      1,417,663
   22,100  Bellsouth                            942,013
    7,700  GTE                                  479,325
   35,902  SBC Communications                 1,552,762
   13,000  Sprint                               663,000
--------------------------------------------------------
                                              6,205,913
--------------------------------------------------------
  TRANSPORTATION - 1.4%
   26,300  Canadian National Railway            767,631
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $52,720,611)                          $51,244,362
--------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE GROWTH & INCOME FUND
--------------------------------------------------------------------------------

                                                Value
   Shares                                      (Note 1)

CONVERTIBLE PREFERRED STOCKS - 1.3%
  MEDIA - BROADCASTING & PUBLISHING - 1.3%
   16,700  MediaOne Group,
           Convertible Preferred            $   676,350
--------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $850,152)                             $   676,350
--------------------------------------------------------
PREFERRED STOCKS - 1.9%
  MEDIA - BROADCASTING & PUBLISHING - 1.9%
   21,700  News Corporation Limited
           (The), ADR Preferred             $ 1,030,750
--------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $878,782)                             $ 1,030,750
--------------------------------------------------------



                                                Value
   Shares                                      (Note 1)

TOTAL INVESTMENTS AT MARKET VALUE - 99.3%
(COST $54,449,541) (a)                      $52,951,462
CASH AND OTHER ASSETS
NET OF LIABILITIES - 0.7%                       347,830
NET ASSETS - 100.0%                         $53,299,292
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $54,449,541, resulting in gross unrealized appreciation and depreciation of $4,221,709 and $5,719,788, respectively, and net unrealized depreciation of $1,498,079.
     ADR  - American Depository Receipt



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE ENHANCED 30 FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 98.9%
  AEROSPACE & DEFENSE - 6.7%
   10,900  Boeing                           $   455,756
   11,400  Honeywell International              384,038
--------------------------------------------------------
                                                839,794
--------------------------------------------------------
  BANKING - 5.9%
    8,100  Bank of America                      348,300
    6,500  Citigroup                            391,625
--------------------------------------------------------
                                                739,925
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 6.0%
    6,900  Coca-Cola                            396,319
   10,600  McDonald's                           349,138
--------------------------------------------------------
                                                745,457
--------------------------------------------------------
  BUILDING MATERIALS  - 3.4%
    8,600  Home Depot                           429,463
--------------------------------------------------------
  CHEMICALS - 3.2%
    9,200  Du Pont (E.I.) De Nemours            402,500
--------------------------------------------------------
  COMMUNICATIONS - 3.4%
    7,100  Lucent Technologies                  420,675
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 3.8%
    5,900  Microsoft*                           472,000
--------------------------------------------------------
  COMPUTERS & INFORMATION - 10.7%
    6,900  Cisco Systems*                       438,581
    3,700  Hewlett-Packard                      462,038
    4,000  International Business Machines      438,250
--------------------------------------------------------
                                              1,338,869
--------------------------------------------------------
  ELECTRONICS - 3.8%
    3,500  Intel                                467,906
--------------------------------------------------------
  ENTERTAINMENT & LEISURE - 3.1%
   10,000  Walt Disney Company (The)            388,125
--------------------------------------------------------
  FINANCIAL SERVICES - 6.3%
    7,830  American Express                     408,139
    3,470  J.P. Morgan                          382,134
--------------------------------------------------------
                                                790,273
--------------------------------------------------------
  FOREST PRODUCTS & PAPER - 3.0%
    6,600  Kimberly-Clark                       378,675
--------------------------------------------------------




                                                Value
   Shares                                      (Note 1)

  HEAVY MACHINERY - 3.4%
    7,200  United Technologies              $   423,900
--------------------------------------------------------
  HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 3.2%
    7,600  General Electric                     402,800
--------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED - 3.0%
    4,600  Minnesota Mining &
           Manufacturing (3M)                   379,500
--------------------------------------------------------
  MEDICAL SUPPLIES - 3.8%
    4,700  Johnson & Johnson                    478,813
--------------------------------------------------------
  OIL & GAS - 6.3%
    8,200  El Paso Energy Corp                  417,688
    4,648  Exxon Mobil                          364,868
--------------------------------------------------------
                                                782,556
--------------------------------------------------------
  PHARMACEUTICALS - 10.6%
   10,500  Abbott Laboratories                  467,905
    5,400  Merck                                413,774
    9,200  Pfizer                               441,599
--------------------------------------------------------
                                              1,323,278
--------------------------------------------------------
  RETAILERS - 3.4%
    7,400  Wal-Mart Stores                      426,425
--------------------------------------------------------
  TELEPHONE SYSTEMS - 5.9%
    9,000  SBC Communications                   389,250
    6,900  Sprint                               351,900
--------------------------------------------------------
                                                741,150
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $11,888,694)                          $12,372,084
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 98.9%
(COST $11,888,694) (A)                      $12,372,084
CASH AND OTHER ASSETS
NET OF LIABILITIES - 1.1%                       135,677
NET ASSETS - 100.0%                         $12,507,761
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $11,888,694, resulting in gross unrealized appreciation and depreciation of $1,434,075 and $950,685, respectively, and net unrealized appreciation of $483,390.


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE BALANCED FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)

                                                Value
   Shares                                      (Note 1)

COMMON STOCKS - 51.9%
  ADVERTISING - 2.7%
    6,400  Lamar Advertising*               $   277,200
    3,300  WPP Group                            239,663
    6,500  Young & Rubicam                      371,719
--------------------------------------------------------
                                                888,582
--------------------------------------------------------
  AEROSPACE & DEFENSE - 2.1%
    6,500  Boeing                               271,781
    8,600  Rockwell International               270,900
    2,500  Textron                              135,781
--------------------------------------------------------
                                                678,462
--------------------------------------------------------
  AIRLINES - 0.3%
    3,700  AMR*                                  97,819
--------------------------------------------------------
  BANKING - 4.9%
    5,850  Chase Manhattan                      269,466
    6,200  Citigroup                            373,550
    9,448  FleetBoston Financial                321,232
    7,500  Household International              311,719
    8,800  Wells Fargo                          341,000
--------------------------------------------------------
                                              1,616,967
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 1.1%
   11,400  McDonald's                           375,488
--------------------------------------------------------
  CHEMICALS - 1.9%
    7,500  Du Pont (E.I.) De Nemours            328,125
    5,900  Pharmacia                            304,956
--------------------------------------------------------
                                                633,081
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 1.4%
    8,900  Computer Associates International    455,569
--------------------------------------------------------
  COSMETICS & PERSONAL CARE - 0.8%
    6,000  Avon Products                        267,000
--------------------------------------------------------
  ELECTRICAL EQUIPMENT - 0.5%
    3,000  Emerson Electric                     181,125
--------------------------------------------------------
  ELECTRONICS - 5.8%
   13,500  Arrow Electronics*                   418,500
    5,300  Avnet                                314,025
    5,700  AVX                                  130,744
   10,500  General Semiconductor*               154,875
    6,875  Molex, Class A                       240,625
    4,800  Motorola                             139,500
    8,400  Solectron*                           351,750
    9,800  Viasystems Group*                    158,638
--------------------------------------------------------
                                              1,908,657
--------------------------------------------------------
  ENTERTAINMENT & LEISURE - 1.1%
    8,000  SFX Entertainment, Class A*          362,500
--------------------------------------------------------
  FINANCIAL SERVICES - 2.6%
    9,80   Countrywide Credit                   297,063
   13,600  Federal Home Loan Mortgage
           Corporation                          550,800
--------------------------------------------------------
                                                847,863
--------------------------------------------------------
  FOOD RETAILERS - 1.7%
   26,000  Kroger Company (The)*                573,625
--------------------------------------------------------
  HEAVY MACHINERY - 4.2%
   13,500  Applied Power, Class A               452,250
    7,000  Caterpillar                          237,125
    4,500  Dover                                182,531
   14,700  Parker Hannifin                      503,475
--------------------------------------------------------
                                              1,375,381
--------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  INDUSTRIAL - DIVERSIFIED - 2.7%
   12,000  Carlisle Companies               $   540,000
    4,100  Minnesota Mining &
           Manufacturing (3M)                   338,250
--------------------------------------------------------
                                                878,250
--------------------------------------------------------
  INSURANCE - 3.4%
    4,200  AFLAC                                192,938
    6,000  Everest Re Group                     197,250
    9,000  John Hancock Financial Services*     213,188
    9,000  Protective Life                      239,625
    5,100  XL Capital, Class A                  276,038
--------------------------------------------------------
                                              1,119,039
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 2.2%
   4,700   AMFM*                                324,300
   9,900   Emmis Communications, Class A*       409,613
--------------------------------------------------------
                                                733,913
--------------------------------------------------------
  METALS - 1.9%
    9,400  Alcoa                                272,600
   15,100  Crane                                367,119
--------------------------------------------------------
                                                639,719
--------------------------------------------------------
  OIL & GAS - 1.6%
    6,400  Anadarko Petroleum                   315,600
    2,600  Chevron                              220,513
--------------------------------------------------------
                                                536,113
--------------------------------------------------------
  PHARMACEUTICALS - 1.7%
    5,800  American Home Products               340,750
    4,400  Teva Pharmaceutical Industries, ADR  243,925
--------------------------------------------------------
                                                584,675
--------------------------------------------------------
  REAL ESTATE - 0.9%
   14,000  Prologis Trust, REIT                 298,375
--------------------------------------------------------
  RETAILERS - 1.0%
    8,000  CVS                                  320,000
--------------------------------------------------------
  TELEPHONE SYSTEMS - 2.7%
    6,000  Bell Atlantic                        304,875
    3,500  Sprint                               178,500
    9,000  Worldcom Inc.*                       412,875
--------------------------------------------------------
                                                896,250
--------------------------------------------------------
  TRANSPORTATION - 2.7%
    8,500  Burlington Northern Santa Fe         194,969
    9,500  Canadian Pacific                     248,781
    4,600  Forward Air*                         184,000
    9,303  Sabre Group Holdings*                265,136
--------------------------------------------------------
                                                892,886
--------------------------------------------------------
TOTAL COMMON STOCKS
(COST $16,917,304)                          $17,161,339
--------------------------------------------------------


  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

ASSET-BACKED SECURITIES - 2.2%
  ELECTRIC UTILITIES - 2.2%
$ 750,000  PECO Energy
           Transition Trust,
           Series 1999-A,
           Class A2          5.63% 03/01/05 $   729,255
--------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

TOUCHSTONE BALANCED FUND
--------------------------------------------------------------------------------
Schedule of Investments continued



  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

ASSET-BACKED SECURITIES - Continued
  FINANCIAL SERVICES - 0.0%
$     691  Merrill Lynch
           Mortgage
           Investors,
           Series 1991-I,
           Class A           7.65% 01/15/12 $       689
--------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $750,284)                             $   729,944
--------------------------------------------------------
CORPORATE BONDS - 21.2%
  BANKING - 5.1%
$ 750,000  Associates
           Corporation of
           North America     5.75% 11/01/03 $   708,610
  250,000  BB&T              7.25% 06/15/07     236,357
  250,000  Chase
           Manhattan         7.25% 06/01/07     243,757
  500,000  Household
           Finance          7.875% 03/01/07     497,544
      691  Nykredit                10/01/26          83
--------------------------------------------------------
                                              1,686,351
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 0.5%
           Coca-Cola
           Femsa             8.95% 11/01/06     158,800
--------------------------------------------------------
  CHEMICALS - 0.3%
  100,000  Belo             6.875% 06/01/02      97,431
--------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING - 1.1%
  400,000  Computer
           Associates
           International    6.375% 04/15/05     374,587
--------------------------------------------------------
  ELECTRIC UTILITIES - 4.3%
  215,000  Financiera
           Energy           9.375% 06/15/06     169,526
  750,000  Tennessee
           Valley
           Authority         5.00% 12/18/03     701,828
  550,000  Wisconsin
           Electric Power   6.625% 12/01/02     545,108
--------------------------------------------------------
                                              1,416,462
--------------------------------------------------------
  FINANCIAL SERVICES - 6.3%
   20,000  Access
           Financial         7.10% 05/15/21      19,801
  750,000  AT&T Capital      7.50% 11/15/00     751,160
  250,000  Ford Credit       5.75% 01/25/01     248,073
  500,000  GMAC             7.125% 05/01/01     499,325
  575,000  Morgan Stanley
           Dean Witter       7.75% 06/15/05     577,998
--------------------------------------------------------
                                              2,096,357
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 1.4%
  500,000  CSC Holdings     7.625% 07/15/18     448,451
--------------------------------------------------------
  METALS - 0.9%
  300,000  AK Steel         9.125% 12/15/06     288,000
--------------------------------------------------------
  MULTIPLE UTILITIES - 0.9%
           New Brunswick    7.125% 10/01/02     299,438
--------------------------------------------------------
  OIL & GAS - 0.4%
           Petroleos
           Mexicanos         8.85% 09/15/07     145,875

--------------------------------------------------------



  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

TOTAL CORPORATE BONDS
(COST $7,331,413)                           $ 7,011,752
--------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 14.1%
  FINANCIAL SERVICES - 0.5%
$  40,000  General Electric
           Capital Mortgage
           Services,
           Series 1993-14,
           Class A7          6.50% 11/25/23 $    34,866
   44,500  General Electric
           Capital Mortgage
           Services,
           Series 1994-10,
           Class A10         6.50% 03/25/24      41,905
   40,000  Merrill Lynch
           Mortgage
           Investors,
           Series 1995-C3,
           Class A3         7.089% 12/26/25      39,318
   50,000  Prudential Home
           Mortgage
           Securities,
           Series 1994-17,
           Class A6          6.25% 04/25/24      41,112
--------------------------------------------------------
                                                157,201
--------------------------------------------------------
  U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.6%
  465,000  Federal National
           Mortgage
           Association       6.00% 05/15/08     432,790
  674,376  Federal National
           Mortgage
           Association       6.00% 01/01/14     637,946
   35,000  Federal National
           Mortgage
           Association       6.15% 10/25/07      34,656
  475,700  Federal National
           Mortgage
           Association      6.247% 06/25/16     455,375
  589,432  Federal National
           Mortgage
           Association       6.50% 12/01/12     568,378
  750,000  Federal National
           Mortgage
           Association       6.50% 04/29/09     700,187
  467,301  Federal National
           Mortgage
           Association       6.50% 07/18/28     424,722
  697,931  Federal National
           Mortgage
           Association       8.00% 01/01/30     701,042
  600,813  Government
           National
           Mortgage
           Association       4.00% 10/20/25     548,914
--------------------------------------------------------
                                              4,504,010
--------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE BALANCED FUND
--------------------------------------------------------------------------------

  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

MORTGAGE-BACKED SECURITIES - Continued
TOTAL MORTGAGE-BACKED SECURITIES
(COST $4,927,548)                           $ 4,661,211
--------------------------------------------------------
MUNICIPAL BONDS - 0.5%
  HOUSING - 0.4%
$  40,000  Baltimore
           Community
           Development
           Financing         8.20% 08/15/07 $    41,416
   35,000  New York State
           Housing Finance
           Agency
           Service           7.50% 09/15/03      34,829
   45,000  Ohio Housing
           Financial
           Agency            7.90% 10/01/14      44,930
--------------------------------------------------------
                                                121,175
--------------------------------------------------------
  TRANSPORTATION - 0.1%
   30,000  Oklahoma City
           Airport           9.40% 11/01/10      31,792
--------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $151,245)                             $   152,967
--------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 1.9%
  UNITED KINGDOM - 0.6%
GBP    105,000 United Kingdom
               Treasury      8.00% 12/07/15 $   212,688
--------------------------------------------------------
  SOUTH AFRICA - 1.3%
ZAR  3,180,000 Republic of
               South Africa 13.00% 08/31/10     438,125
--------------------------------------------------------


  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

TOTAL SOVEREIGN DEBT OBLIGATIONS
(COST $819,541)                             $   650,813
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.0%
$ 600,000  U.S. Treasury
           Bond              6.75% 08/15/26 $   644,813
  725,000  U.S. Treasury
           Bond              7.25% 08/15/22     813,349
  200,000  U.S. Treasury
           Note              5.75% 08/15/03     196,563
--------------------------------------------------------
                                              1,654,725
--------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $1,703,394)                           $ 1,654,725
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 96.9%
(COST $32,600,729) (a)                      $32,022,751
CASH AND OTHER ASSETS
NET OF LIABILITIES - 3.1%                     1,027,596
NET ASSETS - 100.0%                         $33,050,347
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $32,600,729, resulting in gross unrealized appreciation and depreciation of $1,798,662 and $2,376,640, respectively, and net unrealized depreciation of $577,978.
     ADR  - American Depository Receipt
     REIT - Real Estate Investment Trust
     GBP  - Great Britain Pound
     ZAR  - South African Rand


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE BOND FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS - 1.9%
  CENTRAL AMERICA - 1.2%
$ 115,000  Central America
           International
           Development,
           Series F
           (restricted)     10.00% 12/01/11 $   127,802
  115,000  Central America
           International
           Development,
           Series G
           (restricted)     10.00% 12/01/11     127,802
  115,000  Central America
           International
           Development,
           Series H
           (restricted)     10.00% 12/01/11     127,802
--------------------------------------------------------
                                                383,406
--------------------------------------------------------
  HONDURAS - 0.7%
  100,000  Republic of Honduras
           International
           Development,
           Series C
           (restricted)     13.00% 06/01/06     116,429
  100,000  Republic of Honduras
           International
           Development,
           Series D
           (restricted)     13.00% 06/01/11     133,590
--------------------------------------------------------
                                                250,019
--------------------------------------------------------
TOTAL AGENCY FOR INTERNATIONAL DEVELOPMENT BONDS
(COST $545,000)                             $   633,425
--------------------------------------------------------
ASSET-BACKED SECURITIES - 3.1%
  AUTOMOTIVE - 0.5%
$  41,910  Navistar Financial
           Corp. Owner
           Trust, Series
           1996-A, Class A2  6.35% 11/15/02 $    41,855
  122,486  World Omni
           Auto Lease,
           Series 1997-B,
           Class A3          6.18% 11/25/03     122,413
--------------------------------------------------------
                                                164,268
--------------------------------------------------------
  FINANCIAL SERVICES - 2.6%
   12,158  Chase Manhattan
           Grantor Trust,
           Series 1996-A,
           Class A           5.20% 02/15/02      12,114
  900,000  Chemical Credit
           Card Master Trust,
           Series 1996-2,
           Class A           5.98% 09/15/08     852,777
--------------------------------------------------------
                                                864,891
--------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $1,027,374)                           $ 1,029,159
--------------------------------------------------------




  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

CORPORATE DEBT - 48.4%
  AIRLINES - 4.2%
$1,500,000 Delta Air Lines,
           Series C          6.65% 03/15/04 $ 1,398,254
--------------------------------------------------------
  BANKING - 0.1%
   33,808  Mercantile Safe
           Deposit
           (restricted)    12.125% 01/02/01      33,892
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 2.7%
1,000,000  Coca-Cola
           Enterprises       5.75% 11/01/08     885,287
--------------------------------------------------------
  CHEMICALS - 2.9%
1,000,000  Du Pont (E.I.)
           De Nemours       6.875% 10/15/09     972,530
--------------------------------------------------------
  COMMUNICATIONS - 1.5%
  500,000  Harris
           Corporation       6.65% 08/01/06     493,077
--------------------------------------------------------
  ELECTRIC UTILITIES - 10.7%
1,000,000  Consumers
           Energy,
           Series B          6.50% 06/15/18     932,124
1,000,000  PSE&G Capital     6.74% 10/23/01     990,504
1,000,000  Tennessee Valley
           Authority,
           Series G         5.375% 11/13/08     888,111
  750,000  Virginia Electric
           Power            7.625% 07/01/07     738,879
--------------------------------------------------------
                                              3,549,618
--------------------------------------------------------
  ELECTRONICS - 2.8%
1,000,000  Raytheon          5.70% 11/01/03     941,496
--------------------------------------------------------
  FINANCIAL SERVICES - 9.5%
1,000,000  American
           Express           6.75% 06/23/04     975,759
  500,000  Credit Suisse First
           Boston-London,
           144A, FLIRB       7.90% 05/01/07     463,300
  750,000  Ford Credit       5.75% 02/23/04     705,165
  200,000  Ford Credit       6.75% 05/15/05     194,121
1,000,000  Safeco Capital   8.072% 07/15/37     846,079
--------------------------------------------------------
                                              3,184,424
--------------------------------------------------------
  FOREST PRODUCTS & PAPER - 0.8%
  250,000  Georgia-Pacific   9.50% 05/15/22     250,408
--------------------------------------------------------
  HEALTH CARE PROVIDERS - 2.4%
  850,000  Columbia/HCA
           Health            6.73% 07/15/45     785,598
--------------------------------------------------------
  HOUSEHOLD PRODUCTS - 2.0%
  750,000  Owens-Illinois    7.15% 05/15/05     679,573
--------------------------------------------------------
  HOUSING - 2.7%
1,000,000  Champion
           Enterprises,
           144A             7.625% 05/15/09     911,104
--------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING - 0.8%
  250,000  News America
           Holdings        10.125% 10/15/12     261,945
--------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE BOND FUND
--------------------------------------------------------------------------------

  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

CORPORATE DEBT - Continued
  TELEPHONE SYSTEMS - 3.1%
$1,000,000 MCI
           WorldCom         8.875% 01/15/06 $ 1,030,430
--------------------------------------------------------
  TRANSPORTATION - 2.2%
  750,000  Norfolk
           Southern          7.35% 05/15/07     728,422
--------------------------------------------------------
TOTAL CORPORATE DEBT
(COST $17,035,431)                          $16,106,058
--------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 24.1%
$ 226,219  Federal Home
           Loan Mortgage
           Corporation       7.00% 10/01/25 $   218,982
  275,203  Federal Home
           Loan Mortgage
           Corporation       7.00% 12/01/25     266,399
2,745,773  Federal National
           Mortgage
           Association       6.50% 07/01/28   2,588,492
1,891,460  Government
           National
           Mortgage
           Association       6.50% 09/15/28   1,794,936
  438,947  Government
           National
           Mortgage
           Association       7.00% 07/15/28     426,911
  290,312  Government
           National
           Mortgage
           Association       7.00% 02/15/09     288,343
1,142,647  Government
           National
           Mortgage
           Association       7.00% 05/15/28   1,111,319
  429,458  Government
           National
           Mortgage
           Association       7.00% 07/15/28     417,684
    1,179  Government
           National
           Mortgage
           Association       7.50% 07/15/23       1,171



  Principal               Interest Maturity     Value
   Amount                   Rate    Date       (Note 1)

MORTGAGE-BACKED SECURITIES - Continued
$ 305,151  Government
           National
           Mortgage
           Association       7.50% 12/15/25 $   303,186
  603,855  Government
           National
           Mortgage
           Association       7.50% 12/15/27     599,967
--------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $8,441,236)                           $ 8,017,390
--------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS - 3.0%
  CANADA - 3.0%
$1,000,000 Province of
           Ontario          7.375% 01/27/03 $ 1,004,375
--------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $1,077,440)                           $ 1,004,375
--------------------------------------------------------
U.S. AGENCY OBLIGATIONS - 2.9%
$1,000,000 Federal National
           Mortgage
           Association       5.75% 04/15/03 $   968,993
--------------------------------------------------------
TOTAL U.S. AGENCY OBLIGATIONS
(COST $998,999)                             $   968,993
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.7%
$ 675,000  U.S. Treasury
           Bond             9.125% 05/15/18 $   880,664
--------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $849,551)                             $   880,664
--------------------------------------------------------
PREFERRED STOCKS - 1.8%
  ELECTRIC UTILITIES - 1.8%
$   9,300  Appalachian Power;
           8.25% Cumulative                 $   219,713
--------------------------------------------------------
   16,800  Columbus Southern
           Power; 8.375% Cumulative             386,400
--------------------------------------------------------
TOTAL PREFERRED STOCKS
(COST $673,817)                             $   606,113
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 87.9%
(COST $30,648,848) (a)                      $29,246,177
CASH AND OTHER ASSETS
NET OF LIABILITIES - 12.1%                    4,023,073
NET ASSETS - 100.0%                         $33,269,250
--------------------------------------------------------

Notes to the Schedule of Investments:

     (a) The aggregate identified cost for federal income tax purposes is $30,648,848, resulting in gross unrealized appreciation and depreciation of $142,555 and $1,545,226, respectively, and net unrealized depreciation of $1,402,671.
     144A - Securities restricted for resale to qualified institutional buyers with registration rights.
     FLIRB - Front-Load Interest Reduction Bonds


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE STANDBY INCOME FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



  Principal               Interest Maturity     Value
   Amount                   Rate     Date      (Note 1)

ASSET-BACKED SECURITIES - 34.6%
  ASSET-BACKED - AUTOMOTIVE - 12.7%
$ 382,570  Auto Finance Group
           Receivables Trust,
           Series 1997-A,
           Class A           6.35% 10/15/02 $   380,508
  536,729  Auto Finance Group
           Receivables Trust,
           Series 1997-B,
           Class A           6.20% 02/15/03     532,516
  791,430  Honda Auto
           Lease Trust,
           Series 1999-A,
           Class A-2        5.875% 10/15/01     791,042
  773,846  Mellon Auto
           Grantor Trust,
           Series 1999-1,
           Class B           5.76% 10/17/05     761,279
  777,792  Onyx Acceptance
           Auto Trust, Series
           1998-1, Class A   5.95% 07/15/04     768,568
--------------------------------------------------------
                                              3,233,913
--------------------------------------------------------
  ASSET-BACKED - CREDIT CARD RECEIVABLES - 10.9%
1,300,000  Chase Credit Card
           Master Trust,
           Series 1998-6,
           Class B          7.161% 09/15/04   1,302,002
1,465,000  Circuit City Credit
           Card Master Trust,
           Series 2000-1,
           Class B          7.241% 02/15/06   1,466,568
--------------------------------------------------------
                                              2,768,570
--------------------------------------------------------
  ASSET-BACKED - HOME EQUITY - 1.2%
  307,959  UCFC Home
           Equity Loan,
           Series 1998-D,
           Class AF1        6.105% 05/15/13     306,693
--------------------------------------------------------
  ASSET-BACKED - FINANCIAL SERVICES - 9.8%
  405,577  Capital Asset
           Research Funding,
           Series 1998-A,
           Class A, 144A    5.905% 12/15/05     402,789
1,038,953  CISDG 97-1
           A3 SDG & E        6.07% 03/25/03   1,032,543
1,078,361  Key Auto Finance
           Trust-Series
           1997-2            6.30% 10/15/03   1,071,028
--------------------------------------------------------
                                              2,506,360
--------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(COST $8,847,169)                           $ 8,815,536
--------------------------------------------------------
COMMERCIAL PAPER - 17.1%
  ELECTRIC UTILITIES - 7.8%
$1,000,000 LG&E Capital,
           Sec. 4(2)         7.05% 07/12/00 $   997,258
1,000,000  Texas Utilities,
           Sec. 4(2)         6.82% 07/07/00     996,590
--------------------------------------------------------
                                              1,993,848
--------------------------------------------------------
  FOOD RETAILERS - 4.6%
1,175,000  Safeway,
           Sec. 4(2)         6.95% 08/01/00   1,160,936
--------------------------------------------------------
  OIL & GAS - 2.0%
  525,000  Williams
           Companies (The)   6.85% 07/25/00     521,404
--------------------------------------------------------



  Principal               Interest Maturity     Value
   Amount                   Rate     Date      (Note 1)

  TELEPHONE SYSTEMS - 2.7%
$ 700,000  MCI
           WorldCom,
           Sec. 4(2)         6.10% 08/09/00 $   680,311
--------------------------------------------------------
TOTAL COMMERCIAL PAPER
(COST $4,356,499)                           $ 4,356,499
--------------------------------------------------------
CORPORATE DEBT - 42.2%
  BANKING - 5.4%
$1,400,000 Popular, Series 3,
           MTN               6.40% 08/25/00 $ 1,399,024
--------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO - 5.6%
1,400,000  ConAgra,
           Series B          8.75% 08/30/01   1,414,648
--------------------------------------------------------
  COMMERCIAL SERVICES - 4.4%
1,150,000  Comdisco          6.85% 08/09/01   1,129,760
--------------------------------------------------------
  ELECTRIC UTILITIES - 5.5%
1,400,000  SCANA,
           FRN, 144A         6.59% 02/08/02   1,399,227
--------------------------------------------------------
  FINANCIAL SERVICES - 5.5%
1,400,000  Potomac Capital
           Investment,
           144A              7.55% 11/19/01   1,397,340
--------------------------------------------------------
  OIL & GAS - 10.2%
1,400,000  Enron, 144A       6.80% 09/10/01   1,398,688
1,200,000  Petroleum
           Geo-Services,
           Yankee Dollar,
           FRN              6.841% 03/20/02   1,198,493
--------------------------------------------------------
                                              2,597,181
--------------------------------------------------------
  RETAILERS - 5.6%
1,400,000  Dayton Hudson    10.00% 12/01/00   1,415,407
--------------------------------------------------------
TOTAL CORPORATE DEBT
(COST $10,815,940)                          $10,752,587
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.2%
$1,350,000 Federal Home
           Loan Mortgage
           Corportation,
           Series UB         6.00% 11/15/08 $ 1,335,933
--------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $1,359,281)                           $ 1,335,933
--------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE - 99.1%
(COST $25,378,889) (a)                      $25,260,555
CASH AND OTHER ASSETS
NET OF LIABILITIES - 0.9%                       217,048
NET ASSETS - 100.0%                         $25,477,603
--------------------------------------------------------

Notes to the Schedule of Investments:

     *    Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $25,378,889, resulting in gross unrealized appreciation and depreciation of $4,695 and $123,029, respectively, and net unrealized depreciation of $118,334.
     144A - Security exempt from registration under Rule 144A of Securities Act of 1933, as amended. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.
     FRN  - Floating Rate Notes
     MTN  - Medium Term Note
     Sec. 4(2) - Securities offered pursuant to Section 4(2) of the Securities
                 Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
Yankee Dollar - U.S. dollar denominated bonds issued by non-U.S. companies in the U.S.


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)




                                                             TOUCHSTONE    TOUCHSTONE   TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                              SMALL CAP     EMERGING   INTERNATIONAL    INCOME         HIGH
                                                                VALUE        GROWTH       EQUITY      OPPORTUNITY      YIELD
                                                                FUND          FUND         FUND          FUND          FUND
ASSETS:
Investments, at value (Note 1)(a)                            $13,864,188  $38,518,837   $38,081,861   $18,684,554  $14,985,969
Cash                                                             316,751    3,155,620       684,782     3,056,132       73,150
Foreign currency(b)                                                   --           --       281,411            --           --
Receivables for:
   Investments sold                                              472,387       16,446       287,873       149,073           --
   Unrealized appreciation on foreign
      forward currency contracts (Note 1)                             --           --            --            --           --
   Dividends                                                         158       23,560        26,365            --           --
   Foreign tax reclaims                                               --           --        36,507            --           --
   Interest                                                        1,583        9,787         3,888       562,479      387,784
Reimbursement receivable from  Sponsor (Note 4)                       --           --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
         Total assets                                         14,655,067   41,724,250    39,402,687    22,452,238   15,446,903
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                                         364,866           --       805,611       350,000           --
Payable to Investment Advisor (Note 3)                             5,507       65,580        41,894        16,410        2,394
Other accrued expenses                                             8,701       16,108        24,882        18,061        9,184
-------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                       379,074       81,688       872,387       384,471       11,578
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (C):                                              $14,275,993  $41,642,562   $38,530,300   $22,067,767  $15,435,325
-------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                             1,074,637    1,747,923     2,324,688     2,862,869    1,814,095
-------------------------------------------------------------------------------------------------------------------------------
Net asset value                                              $     13.28  $     23.82   $     16.57   $      7.71  $      8.51
-------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                                 $12,580,490  $25,748,645   $35,502,955   $19,126,941  $16,279,101
(b)  Cost of foreign currency of:                            $        --  $        --   $   284,705   $        --  $        --
(c)  See the Statements of Changes in Net Assets for components of net assets.



The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued






                                                 TOUCHSTONE   TOUCHSTONE   TOUCHSTONE                               TOUCHSTONE
                                                   VALUE       GROWTH &     ENHANCED     TOUCHSTONE    TOUCHSTONE      STANDBY
                                                    PLUS        INCOME         30         BALANCED        BOND         INCOME
                                                    FUND         FUND         FUND          FUND          FUND          FUND
ASSETS:
Investments, at value (Note 1)(a)              $ 6,465,716   $52,951,462  $12,372,084   $32,022,751   $29,246,177  $25,260,555
Cash                                               270,740       588,616      130,506       803,539     3,658,828       55,558
Foreign currency(b)                                     --            --           --            --            --           --
Receivables for:
   Investments sold                                 92,159            --           --       188,782            --           --
   Unrealized appreciation on foreign
      forward currency contracts (Note 1)               --            --           --         6,530            --           --
   Dividends                                         4,841        78,324       11,339        12,396         8,794           --
   Foreign tax reclaims                                 --         4,488           --            91            --           --
   Interest                                            853         3,260        1,841       200,584       398,030      179,641
Reimbursement receivable from
   Sponsor (Note 4)                                     --            --          413            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
         Total assets                            6,834,309    53,626,150   12,516,183    33,234,673    33,311,829   25,495,754
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
   Investments purchased                            16,465       241,674           --       131,500            --           --
Payable to Investment Advisor (Note 3)               4,963        59,157           --        33,893        25,767        4,521
Other accrued expenses                              14,554        26,027        8,422        18,933        16,812       13,630
-------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                          35,982       326,858        8,422       184,326        42,579       18,151
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (C):                                $ 6,798,327   $53,299,292  $12,507,761   $33,050,347   $33,269,250  $25,477,603
-------------------------------------------------------------------------------------------------------------------------------
Shares outstanding                                 621,546     5,136,454    1,218,499     2,325,233     3,233,103    2,571,295
-------------------------------------------------------------------------------------------------------------------------------
Net asset value                                $     10.94   $     10.38  $     10.26   $     14.21   $     10.29  $      9.91
-------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                   $ 6,515,938   $54,449,541  $11,888,694   $32,600,729   $30,648,848  $25,378,889
(b)  Cost of foreign currency of:              $        --   $        --  $        --   $        --   $        --  $        --
(c)  See the Statements of Changes in Net Assets for components of net assets.


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                              For the Six Months Ended June 30, 2000 (unaudited)





                                                              TOUCHSTONE   TOUCHSTONE    TOUCHSTONE   TOUCHSTONE   TOUCHSTONE
                                                               SMALL CAP    EMERGING    INTERNATIONAL   INCOME        HIGH
                                                                 VALUE       GROWTH        EQUITY     OPPORTUNITY     YIELD
                                                                 FUND         FUND          FUND         FUND         FUND
INVESTMENT INCOME (NOTE 1):
   Interest                                                   $    7,300   $   50,611   $    15,639   $ 1,347,228   $  777,916
   Dividends (a)                                                   7,847       81,613       285,401           --           --
--------------------------------------------------------------------------------------------------------------------------------
         Total investment income                                  15,147      132,224       301,040     1,347,228      777,916
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                              52,601      150,992       182,930        76,109       44,095
   Custody, administration and fund accounting fees               45,647       41,715       104,903        42,712       42,508
   Sponsor fees (Note 3)                                          13,150       37,748        38,512        23,418       14,698
   Professional fees                                               2,027        4,794         5,626         2,965        3,485
   Printing fees                                                     461        2,071         2,275         2,352          690
   Trustee fees (Note 3)                                             375        1,691         1,858         1,920          564
   Miscellaneous                                                     664        2,278         2,462         2,513          996
--------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                             114,925      241,289       338,566       151,989      107,036
      Waiver of Sponsor fee (Note 4)                             (13,150)     (24,239)      (38,512)      (23,418)     (14,698)
      Reimbursement from Sponsor (Note 4)                        (36,023)         --        (59,356)      (29,044)     (33,544)
--------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                65,752      217,050       240,698        99,527       58,794
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     (50,605)     (84,826)       60,342     1,247,701      719,122
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
   Investments                                                 2,110,833    4,761,121     4,753,480    (1,296,746)  (1,433,969)
   Foreign currency                                                  --           --        (88,822)          --           --
--------------------------------------------------------------------------------------------------------------------------------
                                                               2,110,833    4,761,121     4,664,658    (1,296,746)  (1,433,969)
--------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on:
   Investments                                                  (519,418)   3,665,676    (6,970,403)       67,937      554,401
   Foreign currency                                                  --           --         (2,986)         (236)         --
--------------------------------------------------------------------------------------------------------------------------------
                                                                (519,418)   3,665,676    (6,973,389)       67,701      554,401
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):                       1,591,415    8,426,797    (2,308,731)   (1,229,045)    (879,568)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  $1,540,810   $8,341,971   $(2,248,389)  $    18,656  $  (160,446)
--------------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:                       $       --   $       --   $    48,346   $        --  $        --


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------------------------------------------------------
Statements of Operations continued



                                                TOUCHSTONE   TOUCHSTONE    TOUCHSTONE                               TOUCHSTONE
                                                   VALUE      GROWTH &      ENHANCED     TOUCHSTONE   TOUCHSTONE      STANDBY
                                                   PLUS        INCOME          30         BALANCED       BOND         INCOME
                                                   FUND         FUND          FUND          FUND         FUND          FUND
INVESTMENT INCOME (NOTE 1):
   Interest                                    $     4,776 $      16,829   $    7,296    $  552,750   $ 1,148,355    $ 918,250
   Dividends (a)                                    45,264       597,171       69,027       158,284        44,958          --
------------------------------------------------------------------------------------------------------------------------------------
         Total investment income                    50,040       614,000       76,323       711,034     1,193,313      918,250
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                24,877       229,085       39,308       136,643        91,540       34,552
   Custody, administration
      and fund accounting fees                      38,358        53,306       42,807        41,150        36,522       40,836
   Sponsor fees (Note 3)                             6,634        57,271       12,095        34,161        33,287       27,642
   Professional fees                                 1,299        10,183        2,026         6,005         5,526        3,818
   Printing fees                                       358         4,095          461         2,546         2,288        1,467
   Trustee fees (Note 3)                               293         3,343          375         2,078         1,869        1,198
   Miscellaneous                                       231         5,322          664         3,003         2,715        1,906
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses                                72,050       362,605       97,736       225,586       173,747      111,419
      Waiver of Sponsor fee (Note 4)                (6,634)      (57,271)     (12,095)      (34,161)      (33,287)     (27,642)
      Reimbursement from Sponsor (Note 4)          (27,272)      (61,931)     (40,285)      (37,701)      (15,633)     (14,673)
------------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                  38,144       243,403       45,356       153,724       124,827       69,104
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        11,896       370,597       30,967       557,310     1,068,486      849,146
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
   Investments                                     181,056       942,367      226,341       592,569      (397,988)     (51,425)
   Foreign currency                                     --            --           --        34,502            --           --
------------------------------------------------------------------------------------------------------------------------------------
                                                   181,056       942,367      226,341       627,071      (397,988)     (51,425)
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
     (depreciation) on:
   Investments                                    (387,804)   (3,289,129)    (595,111)     (234,696)      328,036       11,842
   Foreign currency                                     --            --           --        (1,109)           --           --
------------------------------------------------------------------------------------------------------------------------------------
                                                  (387,804)   (3,289,129)    (595,111)     (235,805)      328,036       11,842
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):          (206,748)   (2,346,762)    (368,770)      391,266       (69,952)     (39,583)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS:               $ (194,852) $  (1,976,165)  $ (337,803)   $  948,576   $   998,534    $ 809,563
------------------------------------------------------------------------------------------------------------------------------------
(a)  Net of foreign tax withholding of:        $       721 $       4,672   $       --    $    1,128   $     2,453    $      --


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VARIABLE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Touchstone                 Touchstone                 Touchstone
                                                        Small Cap               Emerging Growth         International Equity
                                                       Value Fund                    Fund                       Fund
                                               --------------------------  --------------------------  ----------------------------
                                                For the Six    For the      For the Six    For the      For the Six   For the
                                                  Months       Period         Months        Year          Months       Year
                                                   Ended      Ended (a)        Ended        Ended          Ended       Ended
                                                  June 30,   December 31,     June 30,   December 31,     June 30,   December 31,
                                                   2000         1999           2000         1999           2000         1999
                                                (Unaudited)                 (Unaudited)                 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income (loss)                $   (50,605) $   (33,386)  $   (84,826) $  (105,346)   $    60,342  $   127,488
   Net realized gain (loss)                      2,110,833       50,549     4,761,121    6,087,461      4,664,658    6,299,287
   Net change in unrealized
      appreciation (depreciation)                 (519,418)   1,803,116     3,665,676    6,580,932     (6,973,389)   4,752,127
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      resulting from operations                  1,540,810    1,820,279     8,341,971   12,563,047     (2,248,389)  11,178,902
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
   Net investment income                                --           --            --           --             --     (150,630)
   Realized capital gains                               --           --            --   (5,252,284)            --   (3,011,529)
--------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                    --           --            --   (5,252,284)            --   (3,162,159)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Capital contribution (Note 7)                        --           --            --           --             --           --
   Proceeds from shares sold                       704,767   10,268,930       964,578    3,035,224      1,794,938    2,925,528
   Reinvestment of dividends                            --           --            --    5,252,284             --    3,162,159
   Cost of shares redeemed                         (39,513)     (19,280)   (4,543,448)  (9,982,713)    (1,679,626)  (7,254,079)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
      from share transactions                      665,254   10,249,650    (3,578,870)  (1,695,205)       115,312   (1,166,392)
--------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets       2,206,064   12,069,929     4,763,101    5,615,558     (2,133,077)   6,850,351
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                          12,069,929           --    36,879,461   31,263,903     40,663,377   33,813,026
--------------------------------------------------------------------------------------------------------------------------------
   End of period                               $14,275,993  $12,069,929   $41,642,562  $36,879,461    $38,530,300  $40,663,377
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Paid-in capital                             $10,914,904  $10,249,650   $23,310,304  $26,889,174    $28,189,978  $28,074,667
   Undistributed (distributions
      in excess of) net investment income          (50,605)          --       (84,826)          --         92,620       32,278
   Accumulated net realized
      gain (loss) on investments                 2,127,996       17,163     5,646,892      885,771      7,671,782    3,007,124
   Net unrealized appreciation
      (depreciation) on investments              1,283,698    1,803,116    12,770,192    9,104,516      2,575,920    9,549,308
--------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable
      to shares outstanding                    $14,275,993  $12,069,929   $41,642,562  $36,879,461    $38,530,300  $40,663,377
--------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
   Share contribution (Note 7)                          --           --            --           --             --           --
   Shares sold                                      54,196    1,025,510        45,174      187,027        107,458      206,084
   Reinvestment of dividends                            --           --            --      280,421             --      184,168
--------------------------------------------------------------------------------------------------------------------------------
                                                    54,196    1,025,510        45,174      467,448        107,458      390,252
   Shares redeemed                                  (3,183)      (1,886)     (215,382)    (588,054)      (100,583)    (494,330)
--------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)                          51,013    1,023,624      (170,208)    (120,606)         6,875     (104,078)
   Beginning of period                           1,023,624           --     1,918,131    2,038,737      2,317,813    2,421,891
--------------------------------------------------------------------------------------------------------------------------------
   End of period                                 1,074,637    1,023,624     1,747,923    1,918,131      2,324,688    2,317,813
--------------------------------------------------------------------------------------------------------------------------------

(a)  The Fund commenced operations on May 1, 1999.


The accompanying notes are an integral part of the financial statements.

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued




                                                       Touchstone                     Touchstone                  Touchstone
                                                         Income                         High                        Value
                                                       Opportunity                     Yield                        Plus
                                                          Fund                          Fund                        Fund
                                             -----------------------------   ----------------------------   ----------------------
                                              For the Six       For the         For the Six     For the     For the Six   For the
                                                Months            Year            Months        Period         Months       Year
                                                 Ended           Ended             Ended        Ended (a)      Ended        Ended
                                                June 30,      December 31,        June 30,    December 31,    June 30,  December 31,
                                                 2000            1999              2000          1999          2000        1999
                                              (unaudited)                       (unaudited)                 (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss)             $ 1,247,701     $ 3,382,939    $   719,122    $   932,251  $    11,896   $   18,651
     Net realized gain (loss)                  (1,296,746)     (6,795,726)    (1,433,969)      (357,539)     181,056      835,544
     Net change in unrealized
     appreciation (depreciation)                   67,701       4,138,625        554,401     (1,847,534)    (387,804)      81,625
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations                   18,656         725,838       (160,446)    (1,272,822)    (194,852)     935,820
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                             --      (3,721,950)            --       (936,630)          --      (18,567)
     Realized capital gains                            --              --             --             --           --     (278,688)
----------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                 --      (3,721,950)            --       (936,630)          --     (297,255)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Capital contribution (Note 7)                     --              --             --             --           --           --
     Proceeds from shares sold                    784,708       3,201,943        963,563     16,270,006      970,947    7,276,057
     Reinvestment of dividendS                         --      3,721,950              --        936,630           --      297,255
     Cost of shares redeemed                   (4,223,156)     (12,934,235)     (283,724)       (81,252)  (1,148,561)  (4,208,758)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                 (3,438,448)     (6,010,342)       679,839     17,125,384     (177,614)   3,364,554
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                              (3,419,792)     (9,006,454)       519,393     14,915,932     (372,466)   4,003,119
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of period                       25,487,559      34,494,013     14,915,932             --    7,170,793    3,167,674
----------------------------------------------------------------------------------------------------------------------------------
     End of period                            $22,067,767     $25,487,559    $15,435,325    $14,915,932  $ 6,798,327   $7,170,793
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                          $34,162,609     $37,601,057    $17,800,843    $17,121,005  $ 6,338,524   $6,516,138
     Undistributed (distributions
       in excess of) net investment income        956,961        (290,740)       719,122             --       11,999          103
     Accumulated net realized
       gain (loss) on investments             (12,609,180)    (11,312,434)    (1,791,508)      (357,539)     498,026      316,970
     Net unrealized appreciation
       (depreciation) on investments             (442,623)       (510,324)    (1,293,132)    (1,847,534)     (50,222)     337,582
----------------------------------------------------------------------------------------------------------------------------------
     Net assets applicable
       to shares outstanding                  $22,067,767     $25,487,559    $15,435,325    $14,915,932  $ 6,798,327   $7,170,793
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Share contribution (Note 7)                       --              --             --             --           --           --
     Shares sold                                  102,840         371,494        115,680      1,632,166        88,872     686,215
     Reinvestment of dividends                         --         477,283             --        108,784           --       26,780
----------------------------------------------------------------------------------------------------------------------------------
                                                  102,840         848,777        115,680      1,740,950       88,872      712,995
     Shares redeemed                             (551,372)     (1,508,551)       (33,819)        (8,716)    (106,566)    (385,059)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                     (448,532)       (659,774)        81,861      1,732,234      (17,694)     327,936
     Beginning of period                        3,311,401       3,971,175      1,732,234             --      639,240      311,304
----------------------------------------------------------------------------------------------------------------------------------
     End of period                              2,862,869       3,311,401      1,814,095      1,732,234      621,546      639,240
----------------------------------------------------------------------------------------------------------------------------------




                                                      Touchstone
                                                        Growth &                      Touchstone                Touchstone
                                                         Income                        Enhanced                 Balanced
                                                          Fund                         30 Fund                  Fund
                                             -----------------------------   ----------------------------   ----------------------
                                              For the Six       For the         For the Six     For the     For the Six   For the
                                                Months            Year            Months        Period        Months         Year
                                                 Ended         Ended (b)          Ended         Ended (a)     Ended          Ended
                                                June 30,      December 31,       June 30,     December 31,   June 30,   December 31,
                                                 2000             1999            2000          1999          2000          1999
                                              (unaudited)                       (unaudited)                (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss)             $   370,597     $ 1,103,774       $ 30,967       $ 62,575    $ 557,310  $ 1,031,803
     Net realized gain (loss)                     942,367       2,473,484        226,341       (351,490)     627,071    3,070,980
     Net change in unrealized
     appreciation (depreciation)               (3,289,129)     (1,294,188)      (595,111)     1,078,501     (235,805)    (410,920)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations               (1,976,165)      2,283,070       (337,803)       789,586     948,576     3,691,863
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
     Net investment income                             --              --             --       (62,549)           --   (1,026,659)
     Realized capital gains                            --              --             --             --           --   (2,545,689)
----------------------------------------------------------------------------------------------------------------------------------
     Total dividends and distributions                 --              --             --       (62,549)           --   (3,572,348)
----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Capital contribution (Note 7)                     --      74,660,781             --             --           --           --
     Proceeds from shares sold                    591,248       6,044,998        942,905     13,036,977      544,091    4,531,602
     Reinvestment of dividendS                         --              --             --         62,549           --    3,572,348
     Cost of shares redeemed                  (10,095,073)    (18,209,567)    (1,629,445)      (294,459)  (5,158,354) (12,757,150)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                 (9,503,825)     62,496,212       (686,540)    12,805,067   (4,614,263)  (4,653,200)
----------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in
       net assets                             (11,479,990)     64,779,282     (1,024,343)    13,532,104   (3,665,687)  (4,533,685)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of period                       64,779,282              --     13,532,104             --   36,716,034   41,249,719
----------------------------------------------------------------------------------------------------------------------------------
     End of period                            $53,299,292     $64,779,282    $12,507,761    $13,532,104  $33,050,347  $36,716,034
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                          $49,936,675     $59,440,499    $12,118,527    $12,805,067  $31,499,613  $36,113,876
     Undistributed (distributions
       in excess of) net investment income      1,474,371       1,103,774         30,993             26      552,708       (4,602)
     Accumulated net realized
       gain (loss) on investments               3,386,325       2,443,958       (125,149)      (351,490)   1,577,113      950,042
     Net unrealized appreciation
       (depreciation) on investments           (1,498,079)      1,791,051        483,390      1,078,501     (579,087)    (343,282)
----------------------------------------------------------------------------------------------------------------------------------
     Net assets applicable
       to shares outstanding                  $53,299,292     $64,779,282    $12,507,761    $13,532,104  $33,050,347  $36,716,034
----------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Share contribution (Note 7)                       --       7,140,970             --             --           --           --
     Shares sold                                   58,525         568,148         92,118      1,306,360       40,168      314,596
     Reinvestment of dividends                         --              --             --          5,918           --      262,287
----------------------------------------------------------------------------------------------------------------------------------
                                                   58,525       7,709,118         92,118      1,312,278       40,168      576,883
     Shares redeemed                            (970,281)     (1,660,908)       (155,977)       (29,920)    (376,074)    (870,844)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                     (911,756)      6,048,210        (63,859)     1,282,358     (335,906)    (293,961)
     Beginning of period                        6,048,210             --       1,282,358             --    2,661,139    2,955,100
----------------------------------------------------------------------------------------------------------------------------------
     End of period                              5,136,454       6,048,210      1,218,499      1,282,358    2,325,233    2,661,139
----------------------------------------------------------------------------------------------------------------------------------






                                                                                Touchstone
                                                       Touchstone               Standby
                                                       Bond                     Income
                                                       Fund                     Fund
                                                -------------------------   ---------------------------
                                                  For the Six    For the     For the Six       For the
                                                    Months        Year          Months           Year
                                                    Ended        Ended(b)        Ended          Ended
                                                June 30, 2000   December 31,  June 30, 2000  December 31,
                                                  (unaudited)       1999       (unaudited)       1999


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss)             $ 1,068,486     $ 2,304,970      $ 849,146     $ 1,583,098
     Net realized gain (loss)                    (397,988)       (378,508)       (51,425)       (111,349)
     Net change in unrealized
       appreciation (depreciation)                328,036      (2,428,089)        11,842        (136,309)
--------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations                  998,534        (501,627)       809,563       1,335,440
--------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
     Net investment income                             --        (346,319)      (849,216)     (1,586,807)
     Realized capital gains                            --              --             --              --
--------------------------------------------------------------------------------------------------------
     Total dividends and distributions                 --        (346,319)      (849,216)     (1,586,807)
--------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
     Capital contribution (Note 7)                     --      38,450,838             --              --
     Proceeds from shares sold                    761,266       5,043,015      7,934,444      13,250,461
     Reinvestment of dividendS                         --         346,319        849,216       1,586,054
     Cost of shares redeemed                   (3,190,804)     (8,291,972)   (12,745,480)    (11,556,012)
--------------------------------------------------------------------------------------------------------
     Net increase (decrease)
       from share transactions                 (2,429,538)     35,548,200     (3,961,820)      3,280,503
--------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets   (1,431,004)     34,700,254     (4,001,473)      3,029,136
--------------------------------------------------------------------------------------------------------
NET ASSETS
     Beginning of period                       34,700,254              --     29,479,076      26,449,940
--------------------------------------------------------------------------------------------------------
     End of period                            $33,269,250     $34,700,254    $25,477,603     $29,479,076
--------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
     Paid-in capital                          $32,437,530     $34,867,068    $25,758,710     $29,720,531
     Undistributed (distributions
       in excess of) net investment income      3,031,970       1,963,484             --              70
     Accumulated net realized
       gain (loss) on investments                (797,579)       (399,591)      (162,773)       (111,348)
     Net unrealized appreciation
       (depreciation) on investments           (1,402,671)     (1,730,707)      (118,334)       (130,177)
--------------------------------------------------------------------------------------------------------
     Net assets applicable
       to shares outstanding                  $33,269,250    $34,700,254     $25,477,603     $29,479,076
--------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING (NOTE 1):
     Share contribution (Note 7)                       --       3,770,359             --              --
     Shares sold                                   75,706         500,745        801,170       1,331,119
     Reinvestment of dividends                         --          34,280         85,721         159,259
--------------------------------------------------------------------------------------------------------
                                                   75,706       4,305,384        886,891       1,490,378
     Shares redeemed                             (318,285)       (829,702)    (1,287,263)     (1,161,048)
--------------------------------------------------------------------------------------------------------
     Net increase (decrease)                     (242,579)      3,475,682       (400,372)        329,330
     Beginning of period                        3,475,682              --      2,971,667       2,642,337
--------------------------------------------------------------------------------------------------------
     End of period                              3,233,103       3,475,682      2,571,295       2,971,667
--------------------------------------------------------------------------------------------------------


         (a)      The Fund commenced operations on May 1, 1999.
         (b)      The Fund commenced operations on January 1, 1999.


The accompanying notes are an integral part of the financial statements.

  TOUCHSTONE VARIABLE SERIES TRUST

28-29 [SPREAD]

  TOUCHSTONE VARIABLE SERIES TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share outstanding:




                                      Touchstone                                        Touchstone
                                      Small Cap                                         Emerging
                                      Value Fund                                        Growth Fund
                               -----------------------    -----------------------------------------------------------------------
                               For the                    For the
                               Six Months    For the      Six Months    For the         For the    For the    For the    For the
                               Ended         Period       Ended         Year            Year       Year       Year       Year
                               June 30,      Ended (a)    June 30,      Ended           Ended      Ended      Ended      Ended
                               2000          December     2000          December        December,  December   December   December
                               (unaudited)   31, 1999     (unaudited)   31, 1999        31, 1998   31, 1997   31, 1996   31, 1995

NET ASSET VALUE,
     BEGINNING OF PERIOD       $ 11.79       $ 10.00      $ 19.23       $ 15.33         $ 15.40    $ 12.20    $ 11.27    $ 10.10
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
     OPERATIONS:
Net investment
     income (loss)               (0.05)        (0.03)       (0.05)        (0.05)           0.02       0.03       0.04      0.11
Net realized and
     unrealized gain
     (loss) on investments        1.54          1.82         4.64          7.13            0.46       4.06       1.22      1.87
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment
          operations              1.49          1.79         4.59          7.08            0.48       4.09       1.26      1.98
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND
     DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
  Net investment income             --            --           --            --           (0.03)     (0.03)     (0.04)     (0.15)
  Realized capital gains            --            --           --         (3.18)          (0.52)     (0.86)     (0.29)     (0.66)
  Return of capital                 --            --           --            --              --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
  Total dividends and
     distributions                  --            --           --         (3.18)          (0.55)     (0.89)     (0.33)     (0.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
     end of period             $ 13.28       $ 11.79      $ 23.82       $ 19.23         $ 15.33    $ 15.40    $ 12.20    $ 11.27
------------------------------------------------------------------------------------------------------------------------------------
Total return (b)                 12.64%        17.90%       23.87%        46.75%           3.28%     33.67%     11.16%     19.57%

RATIOS AND SUPPLEMENTAL
     DATA:
Net assets at end
     of period (000s)          $14,276       $12,070      $41,643       $36,879         $31,264    $19,417    $ 5,771    $ 2,615
Ratios to average
     net assets:
  Net expenses                 1.00%(c)      1.00%(c)     1.15%(c)         1.15%           1.15%      1.15%      1.15%      1.15%
  Net investment
     income (loss)           (0.77)%(c)     (0.48)%(c)   (0.45)%(c)        (0.34)%         0.14%      0.27%      0.50%      1.09%
  Expenses, without waiver
     and reimbursement         1.75%(c)      2.03%(c)     1.28%(c)         1.42%           1.49%      2.19%      3.22%      3.73%
Portfolio turnover              107%           86%          44%              89%             66%        88%        89%        101%
------------------------------------------------------------------------------------------------------------------------------------





                                                                           Touchstone
                                                                           International
                                                                           Equity
                                                                           Fund
                                        --------------------------------------------------------------------------------------------
                                         For the
                                         Six Months        For the         For the        For the        For the       For the
                                         Year Ended        Year            Year           Year           Year          Year
                                         June 30,          Ended           Ended          Ended          Ended         Ended
                                         2000              December        December       December       December      December
                                         (unaudited)       31, 1999        31, 1998       31, 1997       31, 1996      31, 1995

NET ASSET VALUE, BEGINNING OF PERIOD       $ 17.54          $ 13.96        $ 12.01        $ 11.07         $ 10.00      $ 9.51
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                  0.03             0.06           0.06           0.07            0.06        0.04
Net realized and unrealized
gain (loss) on investments                   (1.00)            5.00           2.37           1.56            1.08        0.48
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations        (0.97)            5.06           2.43           1.63            1.14        0.52
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:
  Net investment income                         --            (0.07)         (0.10)         (0.05)          (0.07)      (0.03)
  Realized capital gains                        --            (1.41)         (0.38)         (0.64)             --          --
  Return of capital                             --               --             --             --              --          --
------------------------------------------------------------------------------------------------------------------------------------
  Total dividends and distributions             --            (1.48)         (0.48)         (0.69)          (0.07)      (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $ 16.57          $ 17.54        $ 13.96        $ 12.01         $ 11.07     $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (b)                             (5.53)%          36.47%         20.21%         14.76%          11.47%       5.45%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $38,530          $40,663        $33,813        $19,703         $ 8,758     $ 5,215
Ratios to average net assets:
  Net expenses                             1.25%(c)            1.25%          1.25%          1.25%           1.25%       1.25%
  Net investment income (loss)             0.31%(c)            0.37%          0.49%          0.71%           0.86%       0.46%
  Expenses, without waiver
     and reimbursement                     1.76%(c)            1.84%          1.95%          3.19%           3.03%       3.69%
Portfolio turnover                           66%                156%           141%           149%           90%          86%
------------------------------------------------------------------------------------------------------------------------------------

     (a)  The Fund commenced operations on May 1, 1999.

     (b) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)

     (c)  Ratios are annualized.


  TOUCHSTONE VARIABLE SERIES TRUST

The accompanying notes are an integral part of the financial statements.

30-31 [SPREAD]

  TOUCHSTONE VARIABLE SERIES TRUST

Financial Highlights continued


Selected data for a share outstanding:


                                                               Touchstone                                          Touchstone
                                                               Income                                              High
                                                               Opportunity                                         Yield
                                                               Fund                                                Fund
                               ----------------------------------------------------------------------     -------------------------
                               For the                                                                    For the
                               Six Months   For the     For the     For the      For the     For the      Six Months      For the
                               Ended        Year        Year        Year         Year        Year         Ended           Period
                               June 30,     Ended       Ended       Ended        Ended       Ended        June 30,        Ended (a)
                               2000         December    December    December     December    December     2000            December
                               (unaudited)  31, 1999    31, 1998    31, 1997     31, 1996    31, 1995     (unaudited)     31, 1999

NET ASSET VALUE,
  BEGINNING OF PERIOD          $ 7.70       $ 8.69      $ 11.02     $ 11.21      $ 10.09      $ 9.42       $ 8.61          $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment
  income (loss)                  0.42         1.11         1.02        1.20         1.17        1.22         0.40             0.58
Net realized and
  unrealized gain (loss)
  on investments                (0.41)       (0.88)       (2.30)       0.11         1.45        0.79        (0.50)           (1.39)
------------------------------------------------------------------------------------------------------------------------------------
     Total from investment
       operations                0.01         0.23        (1.28)       1.31         2.62        2.01        (0.10)           (0.81)
------------------------------------------------------------------------------------------------------------------------------------
Less: dividends
  and distributions
  to shareholders from:
  Net investment income            --        (1.22)       (1.02)      (1.19)       (1.17)      (1.34)          --            (0.58)
  Realized capital gains           --           --           --       (0.31)       (0.33)         --           --               --
  Return of capital                --           --        (0.03)         --           --          --           --               --
------------------------------------------------------------------------------------------------------------------------------------
  Total dividends and
    distributions                  --        (1.22)       (1.05)      (1.50)       (1.50)      (1.34)          --           (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                $ 7.71       $ 7.70       $ 8.69     $ 11.02      $ 11.21     $ 10.09       $ 8.51          $ 8.61
------------------------------------------------------------------------------------------------------------------------------------
Total return (d)                 0.13%        2.74%      (12.27)%     12.03%       27.37%      23.35%       (1.16)%         (8.11)%

Ratios and
  supplemental data:
Net assets at end
  of period (000s)            $22,068      $25,488      $34,494     $26,879      $ 8,268     $ 2,602      $15,435         $14,916
RATIOS TO AVERAGE
  NET ASSETS:
  Net expenses                 0.85%(e)       0.85%       0.85%        0.85%        0.85%       0.85%      0.80%(e)       0.80%(e)
  Net investment
    income (loss)             10.66%(e)      10.98%      10.40%       10.93%       11.85%      12.81%      9.79%(e)       9.41%(e)
  Expenses, without
    waiver and
    reimbursement              1.30%(e)       1.29%       1.25%        1.72%        2.85%       3.54%      1.46%(e)       1.53%(e)
Portfolio turnover               45%           176%        175%         189%         213%        104%        34%            42%
------------------------------------------------------------------------------------------------------------------------------------



                                             Touchstone                              Touchstone
                                             Value                                   Growth &                    Touchstone
                                             Plus                                    Income                      Enhanced
                                             Fund                                    Fund                        30 Fund
                                ----------------------------------           ----------------------      --------------------------
                                For the                                      For the                     For the
                                Six Months   For the     For the             Six Months   For the        Six Months       For the
                                Ended        Year        Period              Ended        Year           Ended            Period
                                June 30,     Ended       Ended (b)           June 30,     Ended (c)      June 30,         Ended (a)
                                2000         December    December            2000         December       2000             December
                                (unaudited)  31, 1999    31, 1998            (unaudited)  31, 1999       (unaudited)      31, 1999

NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 11.22      $ 10.18     $ 10.00             $ 10.71       $ 10.46        $ 10.55           $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS:
Net investment
  income (loss)                    0.02         0.03        0.03                0.29          0.23           0.03              0.05
Net realized and
  unrealized gain (loss)
  on investments                  (0.30)        1.49        0.18               (0.62)         0.02          (0.32)             0.55
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                      (0.28)        1.52        0.21               (0.33)         0.25          (0.29)             0.60
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS
  AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
    Net investment income            --        (0.03)      (0.03)                 --            --             --             (0.05)
    Realized capital gains           --        (0.45)         --                  --            --             --                --
    Return of capital                --           --          --                  --            --             --                --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DIVIDENDS AND
  DISTRIBUTIONS                      --        (0.48)      (0.03)                 --            --             --             (0.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                 $ 10.94      $ 11.22     $ 10.18             $ 10.38       $ 10.71        $ 10.26           $ 10.55
------------------------------------------------------------------------------------------------------------------------------------
Total return (d)                  (2.50)%      15.02%       2.11%              (3.08)%        2.39%         (2.75)%            5.99%

RATIOS AND
  SUPPLEMENTAL DATA:
Net assets at end
  of period (000s)              $ 6,798      $ 7,171     $ 3,168             $53,299       $64,779        $12,508            $13,532
Ratios to average
  net assets:
    Net expenses                1.15%(e)        1.15%     1.15%(e)           0.85%(e)         0.85%       0.75%(e)          0.75%(e)
    Net investment
      income (loss)             0.36%(e)        0.26%     0.65%(e)           1.29%(e)         1.49%       0.51%(e)          0.83%(e)
    Expenses, without
      waiver and
      reimbursement             2.17%(e)        2.37%     7.49%(e)           1.27%(e)         1.28%       1.62%(e)          1.77%(e)
Portfolio turnover                28%            101%      100%                45%              65%         23%                9%
------------------------------------------------------------------------------------------------------------------------------------


     (a)  The Fund commenced operations on May 1, 1999.

     (b)  The Fund commenced operations on May 1, 1998.

     (c)  The Fund commenced operations on January 1, 1999.

     (d) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)

     (e)  Ratios are annualized.


  TOUCHSTONE VARIABLE SERIES TRUST

The accompanying notes are an integral part of the financial statements.

32-33 [SPREAD]

  TOUCHSTONE VARIABLE SERIES TRUST

Financial Highlights continued

Selected data for a share outstanding:


                                                                           Touchstone
                                                                           Balanced
                                                                           Fund

                                     -----------------------------------------------------------------------------------------------
                                     For the
                                     Six Months
                                     Ended           For the         For the            For the          For the          For the
                                     June 30,        Year Ended      Year Ended         Year Ended       Year Ended       Year Ended
                                     2000            December        December           December         December         December
                                     (unaudited)     31, 1999        31, 1998           31, 1997         31, 1996         31, 1995

NET ASSET VALUE,
  BEGINNING OF PERIOD                $ 13.80         $ 13.96         $ 13.99            $ 12.84          $ 11.48          $ 10.17
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss)                                0.24            0.43            0.35               0.31             0.30             0.32
Net realized and
  unrealized gain
  (loss) on investments                 0.17            0.90            0.40               2.05             1.60             2.15
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                            0.41            1.33            0.75               2.36             1.90             2.47
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
     Net investment income                --           (0.43)          (0.37)             (0.32)           (0.30)           (0.37)
     Realized capital gains               --           (1.06)          (0.41)             (0.89)           (0.24)           (0.79)
     Return of capital                    --              --              --                 --               --               --
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends
       and distributions                  --           (1.49)          (0.78)             (1.21)           (0.54)           (1.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                      $ 14.21         $ 13.80         $ 13.96            $ 13.99          $ 12.84          $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
Total return (b)                        2.97%           9.62%           5.44%             18.61%           16.78%           24.56%

RATIOS AND SUPPLEMENTAL
  DATA:
Net assets at
  end of period (000s)               $33,050         $36,716         $41,250            $22,287          $ 6,695          $ 2,895
Ratios to average
  net assets:
     Net expenses                    0.90%(c)           0.90%           0.90%              0.90%            0.90%            0.90%
     Net investment income (loss)    3.26%(c)           2.55%           2.67%              2.61%            2.76%            2.87%
     Expenses, without waiver
       and reimbursement             1.32%(c)           1.35%           1.37%              2.04%            2.72%            3.46%
Portfolio turnover                     26%                73%             51%                86%              75%             124%
------------------------------------------------------------------------------------------------------------------------------------





                                       Touchstone                                     Touchstone Standby
                                       Bond Fund                                      Income Fund
                              ------------------------- ----------------------------------------------------------------------------
                              For the                   For the
                              Six Months                Six Months
                              Ended       For the       Ended         For the     For the     For the      For the        For the
                              June 30,    Year Ended(a) June 30,      Year Ended  Year Ended  Year Ended   Year Ended     Year Ended
                              2000        December      2000          December    December    December     December       December
                              (unaudited) 31, 1999      (unaudited)   31, 1999    31, 1998    31, 1997     31, 1996       31, 1995

NET ASSET VALUE,
  BEGINNING OF PERIOD         $ 9.98      $ 10.20       $ 9.92        $ 10.01    $ 10.00     $ 10.01      $ 10.02         $ 10.03
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
Net investment income
  (loss)                        0.94        0.76          0.27          0.56        0.55        0.54         0.52            0.56
Net realized and
  unrealized gain
  (loss) on investments        (0.63)      (0.89)        (0.01)        (0.09)       0.01        (0.01)       (0.01)          (0.01)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                    0.31        (0.13)        0.26          0.47        0.56        0.53         0.51            0.55
------------------------------------------------------------------------------------------------------------------------------------
LESS: DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
     Net investment income        --        (0.09)       (0.27)        (0.56)      (0.55)      (0.54)       (0.52)          (0.56)
     Realized capital gains       --          --            --            --          --          --           --              --
     Return of capital            --          --            --            --          --          --           --              --
------------------------------------------------------------------------------------------------------------------------------------
     Total dividends
       and distributions          --       (0.09)        (0.27)        (0.56)      (0.55)      (0.54)       (0.52)          (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period              $ 10.29      $ 9.98        $ 9.91        $ 9.92     $ 10.01     $ 10.00      $ 10.01         $ 10.02
------------------------------------------------------------------------------------------------------------------------------------
Total return (b)                3.11%       (1.28)%       3.00%         4.86%       5.71%       5.41%        5.18%           5.90%

RATIOS AND SUPPLEMENTAL
  DATA:
Net assets at
  end of period (000s)       $33,269      $34,700       $25,478      $29,479     $26,450     $17,562      $ 9,105         $ 5,790
Ratios to average
  net assets:
     Net expenses            0.75%(c)        0.75%       0.50%(c)       0.50%      0.50%       0.50%        0.50%           0.50%
     Net investment
       income (loss)         6.42%(c)        6.04%       6.14%(c)       5.65%      5.47%       5.42%        5.15%           5.59%
     Expenses, without
       waiver and
       reimbursement         1.04%(c)        1.07%       0.81%(c)       0.87%      0.95%       1.48%        1.54%           1.73%
Portfolio turnover              8%             45%         41%            56%       328%        251%         143%            159%
------------------------------------------------------------------------------------------------------------------------------------

     (a)  The Fund commenced operations on January 1, 1999.

     (b) Total returns would have been lower had certain expenses not been reimbursed or waived during the periods shown. (Note 4)

     (c)  Ratios are annualized.


  TOUCHSTONE VARIABLE SERIES TRUST

The accompanying notes are an integral part of the financial statements.


34-35 [SPREAD]

  TOUCHSTONE VARIABLE SERIES TRUST


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Touchstone Variable Series Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of eleven Funds: Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund (collectively, the "Funds"). The Touchstone Value Plus Fund commenced operations on May 1, 1998. The Touchstone Growth & Income Fund and the Touchstone Bond Fund commenced operations on January 1, 1999. The Touchstone Small Cap Value Fund, Touchstone High Yield Fund and Touchstone Enhanced 30 Fund commenced operations on May 1, 1999. Prior to January 1999, the Trust was called Select Advisors Variable Insurance Trust and each existing Fund available at that time was referred to as a "Portfolio".

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest. The Trust offers shares of beneficial interest of each Fund to separate accounts of Western-Southern Life Assurance Company ("Western-Southern") as a funding vehicle for certain variable annuity contracts issued by Western-Southern through its separate accounts and to a separate account of Columbus Life Insurance Company ("Columbus Life") as a funding vehicle for certain variable universal life insurance policies issued by Columbus Life through the separate account.

As of June 30, 2000, Western-Southern, its direct subsidiary, Columbus Life, and its indirect subsidiary, Touchstone Advisors, Inc., collectively owned 100% of the outstanding shares of the Trust.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Funds:

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

  TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------------------------------------------------------

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

DIVIDENDS AND DISTRIBUTIONS. Distributions to shareholders for all Funds in the Trust, except the Touchstone Standby Income Fund, are recorded by each Fund annually. It is the policy of the Touchstone Standby Income Fund to record income dividends daily and distribute them monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences, which may result in distribution reclassifications, are primarily due to non-deductible organization costs, passive foreign investment companies (PFIC), foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated net realized gains and losses may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for a federal income tax is necessary.

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements continued

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of June 30, 2000, the following Funds had the following open forward foreign currency and spot contracts:


                                                                    Unrealized
                             Contracts To    In Exchange           Appreciation/
Fund Name        Maturity   Deliver/Receive      For      Value   (Depreciation)
Touchstone
Balanced Fund
Sales             07/31/00  GBP     117,800   $184,946   $178,416     $ 6,530
--------------------------------------------------------------------------------
  GBP -- Great Britain Pound



REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trust's Board of Trustees. The Fund, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

SECURITIES TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

EXPENSES. Expenses incurred by the Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

  TOUCHSTONE VARIABLE SERIES TRUST

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISOR. The Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor"), a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 2000, each Fund incurred investment advisory fees equal on an annual basis to the following percentages of the daily net assets of the Fund:


                                                       Touchstone
          Touchstone     Touchstone    Touchstone      Income         Touchstone     Touchstone
          Small Cap      Emerging      International   Opportunity    High Yield     Value Plus
          Value Fund     Growth Fund   Equity Fund     Fund           Fund           Fund
Rate        0.80%          0.80%         0.95%           0.65%          0.60%          0.75%
-------------------------------------------------------------------------------------------------




          Touchstone     Touchstone     Touchstone     Touchstone    Touchstone
          Growth &       Enhanced       Balanced       Bond          Standby
          Income Fund    30 Fund        Fund           Fund          Income Fund

Rate       0.80%         0.65%          0.80%          0.55%          0.25%
--------------------------------------------------------------------------------

TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------------------------------------------------------
Notes to Financial Statements continued



Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on average daily net assets. As of June 30, 2000, the following sub-advisory agreements were in place:


TOUCHSTONE SMALL CAP VALUE FUND
Todd Investment Advisors, Inc.                         0.50%

TOUCHSTONE EMERGING GROWTH FUND
David L. Babson & Company, Inc.                        0.50%
Westfield Capital Management Company, Inc.             0.45% on the first $10 million
                                                       0.40% on the next $40 million
                                                       0.35% thereafter

TOUCHSTONE INTERNATIONAL EQUITY FUND
Credit Suisse Asset Management, LLC                    0.85% on the first $30 million
                                                       0.80% on the next $20 million
                                                       0.70% on the next $20 million
                                                       0.60% thereafter

TOUCHSTONE INCOME OPPORTUNITY FUND
Alliance Capital Management LP                         0.40% on the first $50 million
                                                       0.35% on the next $20 million
                                                       0.30% on the next $20 million
                                                       0.25% thereafter

TOUCHSTONE HIGH YIELD FUND
Fort Washington Investment Advisors, Inc.              0.40%

TOUCHSTONE VALUE PLUS FUND
Fort Washington Investment Advisors, Inc.              0.45%

TOUCHSTONE GROWTH & INCOME FUND
Scudder Kemper Investments, Inc.                       0.50% on the first $150 million
                                                       0.45% thereafter

TOUCHSTONE ENHANCED 30 FUND
Todd Investment Advisors, Inc.                         0.40%

TOUCHSTONE BALANCED FUND
OpCap Advisors, Inc.                                   0.60% on the first $20 million*
                                                       0.50% on the next $30 million*
                                                       0.40% thereafter*

TOUCHSTONE BOND FUND
Fort Washington Investment Advisors, Inc.              0.30%

TOUCHSTONE STANDBY INCOME FUND
Fort Washington Investment Advisors, Inc.              0.15%

* Includes assets of the Touchstone Balanced Fund of the Touchstone Variable Series Trust and the Touchstone Balanced Fund of the Touchstone Series Trust (for which OpCap Advisors also acted in a sub-advisory capacity until May 1, 2000). Touchstone Balanced Fund of the Touchstone Series Trust was liquidated and closed as of May 1, 2000.

Fort Washington Investment Advisors, Inc., and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.



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SPONSOR. The Trust, on behalf of each Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Trust, including the Trust's administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of average daily net assets of that Fund. The Advisor has waived all fees under the Sponsor Agreement through December 31, 2000. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses, from the Trust and from certain funds of Touchstone Strategic Trust and Touchstone Investment Trust. For the six months ended June 30, 2000, the Trust incurred $15,564 in Trustee fees which was prorated to each fund.

4. EXPENSE REIMBURSEMENTS
The Advisor has agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the "Expense Cap"). For this purpose, operating expenses include amortization of organizational expenses but are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. Each Fund's Expense Cap, as calculated on an annualized basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of fees waived by the Advisor under the Sponsor Agreement and amounts reimbursed by the Advisor to each Fund for the six months ended June 30, 2000:


                                                                 Touchstone
                    Touchstone     Touchstone    Touchstone      Income         Touchstone     Touchstone
                    Small Cap      Emerging      International   Opportunity    High Yield     Value Plus
                    Value Fund     Growth Fund   Equity Fund     Fund           Fund           Fund
Voluntary
expense limit         1.00%        1.15%          1.25%          0.85%          0.80%          1.15%
Sponsor
fees waived          $13,150       $24,239        $38,512        $23,418        $14,698        $ 6,634
Amount of
reimbursement        $36,023            --        $59,356        $29,044        $33,544        $27,272
---------------------------------------------------------------------------------------------------------



                    Touchstone     Touchstone     Touchstone     Touchstone    Touchstone
                    Growth &       Enhanced       Balanced       Bond          Standby
                    Income Fund    30 Fund        Fund           Fund          Income Fund
Voluntary
expense limit         0.85%        0.75%          0.90%          0.75%          0.50%
Sponsor
fees waived          $57,271       $12,095        $34,161        $33,287        $27,642
Amount of
reimbursement        $61,931       $40,285        $37,701        $15,633        $14,673
---------------------------------------------------------------------------------------------------------




The Advisor has agreed that it will continue to waive fees and reimburse each Fund as described above through December 31, 2000.




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Notes to Financial Statements continued


5. PURCHASES AND SALES OF INVESTMENT SECURITIES
Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the six months ended June 30, 2000 were as follows:


                                                                 Touchstone
                    Touchstone     Touchstone    Touchstone      Income         Touchstone     Touchstone
                    Small Cap      Emerging      International   Opportunity    High Yield     Value Plus
                    Value Fund     Growth Fund   Equity Fund     Fund           Fund           Fund
Cost of
purchases           $14,688,756    $16,072,056    $25,557,101    $9,659,802     $6,318,042     $1,813,455
Proceeds from
sales               $13,955,686    $21,247,942    $25,763,019    $15,700,456    $4,779,063     $2,402,220
---------------------------------------------------------------------------------------------------------


                    Touchstone     Touchstone     Touchstone     Touchstone    Touchstone
                    Growth &       Enhanced       Balanced       Bond          Standby
                    Income Fund    30 Fund        Fund           Fund          Income Fund
Cost of
purchases           $25,969,846    $2,831,708     $7,939,563     $1,631,072     $14,535,369
Proceeds from
sales               $34,645,265    $3,680,395     $12,245,356    $6,215,795     $7,733,379
---------------------------------------------------------------------------------------------------------


Purchases and sales of U.S. government obligations (excluding short-term investments) for the six months ended June 30, 2000 were as follows:


                    Touchstone          Touchstone          Touchstone
                    Growth &            Balanced            Bond
                    Income Fund         Fund                Fund
Cost of
purchases            $158,160           $829,352            $849,551
Proceeds from
sales                $66,927            $1,315,896          $240,000
-------------------------------------------------------------------------------



6. RESTRICTED SECURITIES
Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 2000, the Touchstone Bond Fund held restricted securities valued at $667,317 by the Trustees, representing 2.01% of net assets. Acquisition date and cost of each are as follows:

                                      Acquisition Date               Cost

Mercantile Safe Deposit                    3/28/85                  $ 33,804
Central America, Series F                   8/1/86                   115,000
Central America, Series G                   8/1/86                   115,000
Central America, Series H                   8/1/86                   115,000
Republic of Honduras, Series C              5/1/88                   100,000
Republic of Honduras, Series D              5/1/88                   100,000



The Bond II Portfolio of Select Advisors Portfolios received these securities from The Western and Southern Life Insurance Company Separate Account A on November 21, 1994, in exchange for a proportionate interest in the Bond II Portfolio. As part of a subsequent reorganization, these securities were redeemed in kind and acquired by the Touchstone Bond Fund.


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7. CAPITAL CONTRIBUTION
The Touchstone Growth & Income Fund and the Touchstone Bond Fund were newly established Funds, effective immediately after the close of business on December 31, 1998. At that time, shares of the newly established Touchstone Growth & Income Fund and Touchstone Bond Fund were substituted, in a tax-free exchange, for shares of the Select Advisors Portfolios: Growth & Income II Portfolio and Select Advisors Portfolios: Bond II Portfolio, respectively. Thus, an initial capital contribution equal to the amount of each respective Portfolio's net assets was made at that time.

The following is a summary by Fund of the unrealized appreciation and undistributed net investment income acquired from each series of Select Advisors Portfolios as of the substitution date, as well as the number of shares issued from each Portfolio from the substitution:


                                                 Undistributed
Touchstone Variable Series      Unrealized      Net Investment       Shares
Trust Fund (New Fund)          Appreciation         Income           Issued

Growth & Income                 $3,085,239       $1,995,493         7,140,970
Bond                               697,382        4,714,604         3,770,359


8. SUPPLEMENTARY DATA
A special meeting of shareholders of the Touchstone Balanced Fund was held on February 21, 2000 to vote on a proposal to approve a sub-advisory agreement between Touchstone Advisors, Inc. and OpCap Advisors, Inc. 995,803 shares of the Touchstone Balanced Fund, representing 53.34% of the outstanding shares of the Fund, were present by proxy. The results of the vote taken on the proposal are shown below:



SUB-ADVISORY AGREEMENT WITH OPCAP ADVISORS, INC.

                                           # of Shares Voted   % of Shares Voted
Affirmative                                     932,401              93.63%
Against                                           9,960               1.00%
Abstain                                          53,442               5.37%
            TOTAL                               995,803             100.00%



43

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NOTES
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